JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 45.7%
Australia — 0.4%
Ampol Ltd.	1	33
AngloGold Ashanti Ltd.	15	324
ANZ Group Holdings Ltd.	19	326
APA Group	7	50
Aristocrat Leisure Ltd.	4	98
ASX Ltd.	1	51
Aurizon Holdings Ltd.	12	30
BHP Group Ltd.	10	314
BHP Group Ltd.	145	4,515
BlueScope Steel Ltd.	3	42
Brambles Ltd.	9	82
Cochlear Ltd.	—	66
Coles Group Ltd.	8	103
Commonwealth Bank of Australia	11	753
Computershare Ltd.	4	61
Dexus, REIT	7	37
EBOS Group Ltd.	1	24
Endeavour Group Ltd.	9	37
Flutter Entertainment plc *	1	220
Fortescue Metals Group Ltd.	11	156
Glencore plc	67	407
Goodman Group, REIT	11	147
GPT Group (The), REIT	12	35
IDP Education Ltd.	2	26
IGO Ltd.	4	40
Insurance Australia Group Ltd.	15	61
LendLease Corp. Ltd.	4	25
Lottery Corp. Ltd. (The)	14	48
Macquarie Group Ltd.	2	271
Medibank Pvt Ltd.	17	41
Mineral Resources Ltd.	1	53
Mirvac Group, REIT	25	39
National Australia Bank Ltd.	20	377
Newcrest Mining Ltd.	6	100
Northern Star Resources Ltd.	7	56
Orica Ltd.	3	30
Origin Energy Ltd.	11	61
Pilbara Minerals Ltd.	17	55
Qantas Airways Ltd. *	6	25
QBE Insurance Group Ltd.	9	99
Ramsay Health Care Ltd.	1	45
REA Group Ltd.	—	35
Reece Ltd.	1	19
Rio Tinto Ltd.	2	184
Rio Tinto plc	7	466
Santos Ltd.	21	111
Scentre Group, REIT	32	62

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
SEEK Ltd.	2	35
Sonic Healthcare Ltd.	3	66
South32 Ltd.	29	75
Stockland, REIT	15	42
Suncorp Group Ltd.	8	76
Telstra Group Ltd.	25	73
Transurban Group	19	186
Treasury Wine Estates Ltd.	4	34
Vicinity Ltd., REIT	24	32
Washington H Soul Pattinson & Co. Ltd.	1	33
Wesfarmers Ltd.	7	237
Westpac Banking Corp.	22	330
WiseTech Global Ltd.	1	60
Woodside Energy Group Ltd.	12	307
Woolworths Group Ltd.	8	198
		12,024
Austria — 0.0% ^
Erste Group Bank AG	2	81
Mondi plc	3	53
OMV AG	1	42
Verbund AG	—	35
voestalpine AG	1	24
		235
Belgium — 0.1%
Ageas SA	1	43
Anheuser-Busch InBev SA	5	311
D'ieteren Group	—	24
Elia Group SA/NV	—	23
Groupe Bruxelles Lambert NV	1	50
KBC Group NV	54	4,042
Sofina SA	—	23
Solvay SA	1	56
UCB SA	1	70
Umicore SA	1	39
Warehouses De Pauw CVA, REIT	1	30
		4,711
Brazil — 0.2%
Banco do Brasil SA	98	1,003
Gerdau SA (Preference)	99	610
Localiza Rent a Car SA	56	799
Lojas Renner SA	202	800
NU Holdings Ltd., Class A *	43	341
Petroleo Brasileiro SA (Preference)	240	1,577
Raia Drogasil SA	158	970
TIM SA	214	648

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
Transmissora Alianca de Energia Eletrica S/A	78	597
Yara International ASA	1	42
		7,387
Burkina Faso — 0.0% ^
Endeavour Mining plc	1	28
Canada — 0.8%
Alimentation Couche-Tard, Inc.	55	2,797
Canadian National Railway Co.	34	4,141
Fairfax Financial Holdings Ltd.	1	455
Toronto-Dominion Bank (The)	266	17,517
		24,910
Chile — 0.0% ^
Antofagasta plc	3	52
Banco Santander Chile	11,521	615
		667
China — 1.6%
Alibaba Group Holding Ltd. *	186	2,375
Angel Yeast Co. Ltd., Class A	95	495
Baoshan Iron & Steel Co. Ltd., Class A	875	786
BOC Hong Kong Holdings Ltd.	23	70
Budweiser Brewing Co. APAC Ltd. (a)	287	700
China Construction Bank Corp., Class H	3,014	1,757
China Merchants Bank Co. Ltd., Class H	257	1,278
China Resources Land Ltd.	126	588
China Yangtze Power Co. Ltd., Class A	254	763
Chongqing Fuling Zhacai Group Co. Ltd., Class A	127	336
ESR Group Ltd. (a)	13	22
Foshan Haitian Flavouring & Food Co. Ltd., Class A	70	456
Fuyao Glass Industry Group Co. Ltd., Class H (a)	107	476
H World Group Ltd. *	130	620
Haier Smart Home Co. Ltd., Class H	345	1,135
Hundsun Technologies, Inc., Class A	66	380
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	195	785
iQIYI, Inc., ADR *	45	288
JD.com, Inc., Class A	54	1,119
Jiangsu Hengli Hydraulic Co. Ltd., Class A	62	625
Jiumaojiu International Holdings Ltd. (a)	182	359
Kanzhun Ltd., ADR *	25	470
Kingdee International Software Group Co. Ltd. *	318	558
LONGi Green Energy Technology Co. Ltd., Class A	123	516
Meituan * (a)	107	2,037
NetEase, Inc.	60	1,316
NXP Semiconductors NV	49	10,866
Ping An Insurance Group Co. of China Ltd., Class H	188	1,374
Prosus NV *	5	397

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Shanghai Liangxin Electrical Co. Ltd., Class A	258	419
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15	618
Shenzhou International Group Holdings Ltd.	73	776
Silergy Corp.	43	455
SITC International Holdings Co. Ltd.	9	20
Skshu Paint Co. Ltd., Class A *	52	598
Tencent Holdings Ltd.	255	11,725
Wanhua Chemical Group Co. Ltd., Class A	56	766
Wilmar International Ltd.	12	34
Wuliangye Yibin Co. Ltd., Class A	30	753
WuXi AppTec Co. Ltd., Class H (a)	53	504
Wuxi Biologics Cayman, Inc. * (a)	82	470
Xinyi Glass Holdings Ltd.	10	17
XPeng, Inc., Class A *	76	814
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	50	430
Zijin Mining Group Co. Ltd., Class H	328	566
		51,912
Denmark — 0.4%
AP Moller - Maersk A/S, Class A	—	40
AP Moller - Maersk A/S, Class B	—	66
Carlsberg A/S, Class B	1	91
Chr Hansen Holding A/S	1	50
Coloplast A/S, Class B	1	93
Danske Bank A/S	4	102
Demant A/S *	1	22
DSV A/S	1	233
Genmab A/S *	—	171
Novo Nordisk A/S, Class B	70	11,324
Novozymes A/S, Class B	1	64
Orsted A/S (a)	1	103
Pandora A/S	1	57
ROCKWOOL A/S, Class B	—	16
Tryg A/S	2	44
Vestas Wind Systems A/S *	6	169
		12,645
Finland — 0.0% ^
Elisa OYJ	1	46
Fortum OYJ	3	38
Kesko OYJ, Class B	2	34
Kone OYJ, Class B	2	109
Metso OYJ	4	47
Neste OYJ	3	98
Nokia OYJ	33	132
Nordea Bank Abp	20	230
Orion OYJ, Class B	1	26
Sampo OYJ, Class A	3	127

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
Stora Enso OYJ, Class R	4	45
UPM-Kymmene OYJ	3	111
Wartsila OYJ Abp	3	37
		1,080
France — 2.6%
Accor SA	1	44
Adevinta ASA *	2	14
Aeroports de Paris	—	25
Air Liquide SA	17	3,055
Airbus SE	4	547
Alstom SA	2	62
Amundi SA (a)	—	24
Arkema SA	—	40
AXA SA	12	355
BioMerieux	—	28
BNP Paribas SA	7	459
Bollore SE	5	34
Bouygues SA	1	46
Bureau Veritas SA	2	51
Capgemini SE	13	2,287
Carrefour SA (b)	4	74
Cie de Saint-Gobain	3	208
Cie Generale des Etablissements Michelin SCA	4	139
Covivio SA, REIT	—	14
Credit Agricole SA	8	94
Danone SA	4	243
Dassault Aviation SA	—	30
Dassault Systemes SE	4	179
Edenred	2	101
Eiffage SA	1	48
Engie SA	108	1,777
EssilorLuxottica SA	2	367
Eurazeo SE	—	17
Gecina SA, REIT	—	31
Getlink SE	2	39
Hermes International	—	440
Ipsen SA	—	29
Kering SA	1	268
Klepierre SA, REIT	1	36
La Francaise des Jeux SAEM (a)	1	25
Legrand SA	90	8,974
L'Oreal SA	2	702
LVMH Moet Hennessy Louis Vuitton SE	21	19,548
Orange SA	12	132
Pernod Ricard SA	1	285
Publicis Groupe SA	1	116
Remy Cointreau SA *	—	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Renault SA	1	53
Safran SA	99	16,484
Sartorius Stedim Biotech	—	54
SEB SA	—	17
Societe Generale SA	5	124
Sodexo SA	1	57
Teleperformance	—	54
Thales SA	1	98
TotalEnergies SE	87	5,290
Unibail-Rodamco-Westfield, REIT *	1	42
Valeo	1	29
Veolia Environnement SA	4	138
Vinci SA	179	20,995
Vivendi SE	5	40
Wendel SE	—	17
Worldline SA * (a)	2	59
		84,563
Germany — 1.4%
adidas AG	1	205
Allianz SE (Registered)	20	4,856
BASF SE	6	303
Bayer AG (Registered)	6	360
Bayerische Motoren Werke AG	2	253
Bayerische Motoren Werke AG (Preference)	—	42
Bechtle AG	1	22
Beiersdorf AG	1	82
Brenntag SE	1	75
Carl Zeiss Meditec AG	—	29
Commerzbank AG	7	80
Continental AG	1	55
Covestro AG * (a)	1	65
Daimler Truck Holding AG	3	116
Deutsche Bank AG (Registered)	12	135
Deutsche Boerse AG	13	2,545
Deutsche Lufthansa AG (Registered) *	4	37
Deutsche Telekom AG (Registered)	20	443
DHL Group	39	2,012
Dr Ing hc F Porsche AG (Preference) (c)	1	87
E.ON SE	14	178
Evonik Industries AG	1	27
Fresenius Medical Care AG & Co. KGaA	1	67
Fresenius SE & Co. KGaA	3	83
GEA Group AG	1	39
Hannover Rueck SE	—	81
Heidelberg Materials AG	1	74
HelloFresh SE *	1	29
Henkel AG & Co. KGaA	1	46

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Henkel AG & Co. KGaA (Preference)	1	82
Infineon Technologies AG	63	2,782
Knorr-Bremse AG	—	31
LEG Immobilien SE *	1	32
Mercedes-Benz Group AG	5	428
Merck KGaA	1	142
MTU Aero Engines AG	—	78
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22	8,369
Nemetschek SE	—	26
Porsche Automobil Holding SE (Preference)	1	57
Puma SE	1	44
Rational AG	—	24
Rheinmetall AG	—	77
RWE AG	433	18,629
SAP SE	7	892
Sartorius AG (Preference) (b)	—	68
Scout24 SE (a)	1	31
Siemens AG (Registered)	5	812
Siemens Energy AG *	3	55
Siemens Healthineers AG (a)	2	103
Symrise AG	1	91
Talanx AG	—	24
Telefonica Deutschland Holding AG	6	15
Volkswagen AG	—	29
Volkswagen AG (Preference)	1	171
Vonovia SE	5	105
Wacker Chemie AG	—	18
Zalando SE * (a)	1	48
		45,689
Greece — 0.0% ^
Hellenic Telecommunications Organization SA	31	495
Hong Kong — 0.4%
AIA Group Ltd.	1,094	10,943
CK Asset Holdings Ltd.	12	72
CK Infrastructure Holdings Ltd.	4	21
CLP Holdings Ltd.	11	86
Futu Holdings Ltd., ADR *	—	21
Hang Lung Properties Ltd.	12	19
Hang Seng Bank Ltd.	5	72
Henderson Land Development Co. Ltd.	9	28
HKT Trust & HKT Ltd.	24	28
Hong Kong & China Gas Co. Ltd.	70	60
Hong Kong Exchanges & Clearing Ltd.	19	814
Hongkong Land Holdings Ltd.	7	25
Jardine Matheson Holdings Ltd.	1	49
Link, REIT	16	89

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
MTR Corp. Ltd.	10	44
New World Development Co. Ltd.	10	23
Power Assets Holdings Ltd.	9	44
Prudential plc	82	1,145
Sino Land Co. Ltd.	24	29
Sun Hung Kai Properties Ltd.	9	113
Swire Pacific Ltd., Class A	3	25
Swire Properties Ltd.	7	19
Techtronic Industries Co. Ltd.	47	540
WH Group Ltd. (a)	51	28
Wharf Real Estate Investment Co. Ltd.	10	54
		14,391
Hungary — 0.0% ^
OTP Bank Nyrt.	15	560
India — 0.6%
HDFC Bank Ltd., ADR	223	15,219
ICICI Bank Ltd., ADR	63	1,533
Infosys Ltd., ADR	130	2,169
		18,921
Indonesia — 0.2%
Bank Central Asia Tbk. PT	7,422	4,495
Bank Rakyat Indonesia Persero Tbk. PT	3,875	1,451
Telkom Indonesia Persero Tbk. PT	8,397	2,069
		8,015
Ireland — 0.0% ^
AerCap Holdings NV *	1	66
AIB Group plc	8	39
Bank of Ireland Group plc	7	71
CRH plc	5	276
Kerry Group plc, Class A	1	85
Kerry Group plc, Class A	—	14
Kingspan Group plc	1	66
Kingspan Group plc	—	12
Smurfit Kappa Group plc	1	65
		694
Israel — 0.0% ^
Azrieli Group Ltd.	—	15
Bank Hapoalim BM	8	71
Bank Leumi Le-Israel BM	10	77
Check Point Software Technologies Ltd. *	1	82
Elbit Systems Ltd.	—	35
ICL Group Ltd.	5	32
Israel Discount Bank Ltd., Class A	8	41
Mizrahi Tefahot Bank Ltd.	1	35
Nice Ltd. *	—	86

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Israel — continued
Teva Pharmaceutical Industries Ltd., ADR *	7	58
Tower Semiconductor Ltd. *	1	25
Wix.com Ltd. *	—	32
		589
Italy — 0.1%
Amplifon SpA	1	26
Assicurazioni Generali SpA	6	135
Coca-Cola HBC AG	1	41
Davide Campari-Milano NV	3	43
DiaSorin SpA	—	17
Enel SpA	51	351
Eni SpA	14	222
Ferrari NV	1	253
FinecoBank Banca Fineco SpA	4	59
Infrastrutture Wireless Italiane SpA (a)	2	27
Intesa Sanpaolo SpA	101	292
Mediobanca Banca di Credito Finanziario SpA	4	48
Moncler SpA	1	93
Nexi SpA * (a)	4	32
Poste Italiane SpA (a)	3	37
Prysmian SpA	2	64
Recordati Industria Chimica e Farmaceutica SpA	1	34
Snam SpA	13	66
Telecom Italia SpA *	62	18
Terna - Rete Elettrica Nazionale	9	75
UniCredit SpA	59	1,491
		3,424
Japan — 2.1%
Advantest Corp.	1	166
Aeon Co. Ltd.	4	89
AGC, Inc.	1	47
Aisin Corp.	1	29
Ajinomoto Co., Inc.	3	109
ANA Holdings, Inc. *	1	24
Asahi Group Holdings Ltd.	3	114
Asahi Intecc Co. Ltd.	1	29
Asahi Kasei Corp.	8	54
Astellas Pharma, Inc.	11	167
Azbil Corp.	1	25
Bandai Namco Holdings, Inc.	4	84
BayCurrent Consulting, Inc.	1	26
Bridgestone Corp.	4	149
Brother Industries Ltd.	2	23
Canon, Inc.	6	163
Capcom Co. Ltd.	1	49
Central Japan Railway Co.	1	115

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Chiba Bank Ltd. (The)	3	23
Chubu Electric Power Co., Inc.	4	50
Chugai Pharmaceutical Co. Ltd.	4	125
Concordia Financial Group Ltd.	7	31
CyberAgent, Inc.	3	17
Dai Nippon Printing Co. Ltd.	1	40
Daifuku Co. Ltd.	2	41
Dai-ichi Life Holdings, Inc.	6	121
Daiichi Sankyo Co. Ltd.	11	354
Daikin Industries Ltd.	10	1,941
Daito Trust Construction Co. Ltd.	—	43
Daiwa House Industry Co. Ltd.	4	103
Daiwa House REIT Investment Corp., REIT	—	28
Daiwa Securities Group, Inc.	8	44
Denso Corp.	3	188
Dentsu Group, Inc.	1	44
Disco Corp.	1	113
East Japan Railway Co.	2	108
Eisai Co. Ltd.	2	101
ENEOS Holdings, Inc.	18	65
FANUC Corp.	6	187
Fast Retailing Co. Ltd.	1	276
Fuji Electric Co. Ltd.	1	36
FUJIFILM Holdings Corp.	2	139
Fujitsu Ltd.	1	142
GLP J-REIT, REIT	—	28
GMO Payment Gateway, Inc.	—	23
Hakuhodo DY Holdings, Inc.	1	16
Hamamatsu Photonics KK	1	43
Hankyu Hanshin Holdings, Inc.	2	50
Hikari Tsushin, Inc.	—	15
Hirose Electric Co. Ltd.	—	25
Hitachi Construction Machinery Co. Ltd.	1	21
Hitachi Ltd.	6	386
Honda Motor Co. Ltd.	10	309
Hoshizaki Corp.	1	27
Hoya Corp.	72	8,397
Hulic Co. Ltd.	2	20
Ibiden Co. Ltd.	1	43
Idemitsu Kosan Co. Ltd.	1	27
Iida Group Holdings Co. Ltd.	1	18
Inpex Corp.	6	77
Isuzu Motors Ltd.	4	48
ITOCHU Corp.	7	303
Itochu Techno-Solutions Corp.	1	15
Japan Airlines Co. Ltd.	1	19
Japan Exchange Group, Inc.	240	4,176

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Japan Metropolitan Fund Invest, REIT	—	30
Japan Post Bank Co. Ltd.	9	77
Japan Post Holdings Co. Ltd.	14	101
Japan Post Insurance Co. Ltd.	1	21
Japan Real Estate Investment Corp., REIT	—	32
Japan Tobacco, Inc.	7	162
JFE Holdings, Inc.	3	49
JSR Corp.	1	32
Kajima Corp.	3	41
Kansai Electric Power Co., Inc. (The)	4	59
Kao Corp.	3	114
Kawasaki Kisen Kaisha Ltd.	1	27
KDDI Corp.	9	274
Keio Corp.	1	20
Keisei Electric Railway Co. Ltd.	1	33
Keyence Corp.	7	3,051
Kikkoman Corp.	1	46
Kintetsu Group Holdings Co. Ltd.	1	37
Kirin Holdings Co. Ltd.	5	72
Kobayashi Pharmaceutical Co. Ltd.	—	17
Kobe Bussan Co. Ltd.	1	24
Koei Tecmo Holdings Co. Ltd.	1	14
Koito Manufacturing Co. Ltd.	1	24
Komatsu Ltd.	6	162
Konami Group Corp.	1	34
Kose Corp.	—	20
Kubota Corp.	6	95
Kurita Water Industries Ltd.	1	24
Kyocera Corp.	2	108
Kyowa Kirin Co. Ltd.	2	32
Lasertec Corp.	1	76
Lixil Corp.	2	23
M3, Inc.	3	65
Makita Corp.	1	39
Marubeni Corp.	10	170
MatsukiyoCocokara & Co.	1	41
Mazda Motor Corp.	4	36
McDonald's Holdings Co. Japan Ltd.	1	20
MEIJI Holdings Co. Ltd.	1	30
MINEBEA MITSUMI, Inc.	2	41
MISUMI Group, Inc.	2	33
Mitsubishi Chemical Group Corp.	8	48
Mitsubishi Corp.	8	399
Mitsubishi Electric Corp.	12	176
Mitsubishi Estate Co. Ltd.	7	86
Mitsubishi HC Capital, Inc.	5	36
Mitsubishi Heavy Industries Ltd.	2	95

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mitsubishi UFJ Financial Group, Inc.	331	2,666
Mitsui & Co. Ltd.	8	324
Mitsui Chemicals, Inc.	1	32
Mitsui Fudosan Co. Ltd.	6	115
Mitsui OSK Lines Ltd.	2	57
Mizuho Financial Group, Inc.	15	256
MonotaRO Co. Ltd.	2	18
MS&AD Insurance Group Holdings, Inc.	3	100
Murata Manufacturing Co. Ltd.	4	214
NEC Corp.	2	81
Nexon Co. Ltd.	2	46
NGK Insulators Ltd.	1	17
NIDEC Corp.	3	155
Nintendo Co. Ltd.	6	294
Nippon Building Fund, Inc., REIT	—	38
Nippon Express Holdings, Inc.	1	29
Nippon Paint Holdings Co. Ltd.	6	55
Nippon Prologis REIT, Inc., REIT	—	27
Nippon Sanso Holdings Corp.	1	27
Nippon Shinyaku Co. Ltd.	—	12
Nippon Steel Corp.	5	117
Nippon Telegraph & Telephone Corp.	2,190	2,511
Nippon Yusen KK	3	75
Nissan Chemical Corp.	1	36
Nissan Motor Co. Ltd.	14	64
Nisshin Seifun Group, Inc.	1	14
Nissin Foods Holdings Co. Ltd.	—	34
Nitori Holdings Co. Ltd.	1	61
Nitto Denko Corp.	1	64
Nomura Holdings, Inc.	18	74
Nomura Real Estate Holdings, Inc.	1	17
Nomura Real Estate Master Fund, Inc., REIT	—	31
Nomura Research Institute Ltd.	2	68
NTT Data Group Corp.	4	54
Obayashi Corp.	4	38
Obic Co. Ltd.	—	65
Odakyu Electric Railway Co. Ltd.	2	26
Oji Holdings Corp.	5	22
Olympus Corp.	7	122
Omron Corp.	1	59
Ono Pharmaceutical Co. Ltd.	2	44
Open House Group Co. Ltd.	1	19
Oracle Corp.	—	21
Oriental Land Co. Ltd.	7	265
ORIX Corp.	7	142
Osaka Gas Co. Ltd.	2	36
Otsuka Corp.	1	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Otsuka Holdings Co. Ltd.	3	92
Pan Pacific International Holdings Corp.	2	47
Panasonic Holdings Corp.	14	172
Persol Holdings Co. Ltd.	1	22
Rakuten Group, Inc.	9	37
Recruit Holdings Co. Ltd.	9	315
Renesas Electronics Corp. *	8	154
Resona Holdings, Inc.	13	72
Ricoh Co. Ltd.	3	31
Rohm Co. Ltd.	1	47
SBI Holdings, Inc.	2	34
SCSK Corp.	1	18
Secom Co. Ltd.	1	87
Seiko Epson Corp.	2	30
Sekisui Chemical Co. Ltd.	2	33
Sekisui House Ltd.	4	80
Seven & i Holdings Co. Ltd.	61	2,547
SG Holdings Co. Ltd.	2	29
Sharp Corp. *	1	8
Shimadzu Corp.	2	46
Shimano, Inc.	1	75
Shimizu Corp.	3	23
Shin-Etsu Chemical Co. Ltd.	374	12,308
Shionogi & Co. Ltd.	2	67
Shiseido Co. Ltd.	2	110
Shizuoka Financial Group, Inc.	3	22
SMC Corp.	—	209
SoftBank Corp.	18	200
SoftBank Group Corp.	6	331
Sompo Holdings, Inc.	2	88
Sony Group Corp.	43	4,065
Square Enix Holdings Co. Ltd.	1	23
Subaru Corp.	4	74
SUMCO Corp.	2	31
Sumitomo Chemical Co. Ltd.	9	27
Sumitomo Corp.	7	150
Sumitomo Electric Industries Ltd.	4	56
Sumitomo Metal Mining Co. Ltd.	2	55
Sumitomo Mitsui Financial Group, Inc.	8	380
Sumitomo Mitsui Trust Holdings, Inc.	2	82
Sumitomo Realty & Development Co. Ltd.	2	51
Suntory Beverage & Food Ltd.	1	28
Suzuki Motor Corp.	2	92
Sysmex Corp.	1	75
T&D Holdings, Inc.	3	50
Taisei Corp.	1	42
Takeda Pharmaceutical Co. Ltd.	10	303

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
TDK Corp.	2	96
Terumo Corp.	4	138
TIS, Inc.	1	36
Tobu Railway Co. Ltd.	1	32
Toho Co. Ltd.	1	27
Tokio Marine Holdings, Inc.	296	6,811
Tokyo Electric Power Co. Holdings, Inc. *	9	37
Tokyo Electron Ltd.	3	420
Tokyo Gas Co. Ltd.	2	57
Tokyu Corp.	3	42
Toppan, Inc.	2	35
Toray Industries, Inc.	9	48
Toshiba Corp.	3	81
Tosoh Corp.	2	22
TOTO Ltd.	1	25
Toyota Industries Corp.	1	65
Toyota Motor Corp.	66	1,116
Toyota Tsusho Corp.	1	76
Trend Micro, Inc.	1	38
Unicharm Corp.	3	93
USS Co. Ltd.	1	21
Welcia Holdings Co. Ltd.	1	13
West Japan Railway Co.	1	58
Yakult Honsha Co. Ltd.	1	44
Yamaha Corp.	1	35
Yamaha Motor Co. Ltd.	2	56
Yamato Holdings Co. Ltd.	2	32
Yaskawa Electric Corp.	2	65
Yokogawa Electric Corp.	1	26
Z Holdings Corp.	17	46
ZOZO, Inc.	1	16
		67,450
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	28
Luxembourg — 0.0% ^
ArcelorMittal SA	3	88
Eurofins Scientific SE	1	58
		146
Macau — 0.0% ^
Galaxy Entertainment Group Ltd. *	14	102
Sands China Ltd. *	162	624
		726
Mexico — 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	52	992
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	899

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Grupo Financiero Banorte SAB de CV, Class O	152	1,439
Wal-Mart de Mexico SAB de CV	2,653	11,051
		14,381
Netherlands — 1.2%
ABN AMRO Bank NV, CVA (a)	2	43
Adyen NV * (a)	—	252
Aegon NV	11	58
Akzo Nobel NV	1	94
Argenx SE *	—	84
Argenx SE *	—	92
ASM International NV	—	139
ASML Holding NV	21	15,328
Euronext NV (a)	—	41
EXOR NV	1	64
Ferrovial SE	3	106
Heineken Holding NV	1	58
Heineken NV	2	156
IMCD NV	—	54
ING Groep NV	23	332
JDE Peet's NV	1	23
Koninklijke Ahold Delhaize NV	6	211
Koninklijke KPN NV	20	73
Koninklijke Philips NV *	6	121
NN Group NV	2	60
OCI NV	1	19
Randstad NV	1	43
Shell plc	699	21,196
Universal Music Group NV	5	132
Wolters Kluwer NV	2	203
		38,982
New Zealand — 0.0% ^
Auckland International Airport Ltd. *	8	40
Fisher & Paykel Healthcare Corp. Ltd.	3	55
Mercury NZ Ltd.	4	18
Meridian Energy Ltd.	8	28
Spark New Zealand Ltd.	12	38
Xero Ltd. *	1	74
		253
Norway — 0.0% ^
Aker BP ASA	2	56
DNB Bank ASA	6	120
Equinor ASA	6	183
Gjensidige Forsikring ASA	1	19
Kongsberg Gruppen ASA	1	24
Mowi ASA	3	48
Norsk Hydro ASA	8	55

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — continued
Orkla ASA	5	36
Salmar ASA	—	21
Telenor ASA	4	47
		609
Peru — 0.0% ^
Credicorp Ltd.	8	1,285
Poland — 0.0% ^
Dino Polska SA * (a)	7	788
Portugal — 0.0% ^
EDP - Energias de Portugal SA	18	86
Galp Energia SGPS SA	3	41
Jeronimo Martins SGPS SA	2	48
		175
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (a)	58	19
TCS Group Holding plc, GDR ‡ * (a)	17	12
		31
Saudi Arabia — 0.1%
Saudi Basic Industries Corp.	28	632
Saudi National Bank (The)	120	1,239
		1,871
Singapore — 0.5%
CapitaLand Ascendas, REIT	21	44
CapitaLand Integrated Commercial Trust, REIT	33	51
CapitaLand Investment Ltd.	16	42
City Developments Ltd.	3	18
DBS Group Holdings Ltd.	567	14,630
Genting Singapore Ltd.	37	26
Grab Holdings Ltd., Class A *	12	45
Jardine Cycle & Carriage Ltd.	1	16
Keppel Corp. Ltd.	9	51
Mapletree Logistics Trust, REIT	22	27
Mapletree Pan Asia Commercial Trust, REIT	15	19
Oversea-Chinese Banking Corp. Ltd.	21	212
Sea Ltd., ADR *	2	152
Seatrium Ltd. *	257	27
Singapore Airlines Ltd.	8	46
Singapore Exchange Ltd.	5	40
Singapore Technologies Engineering Ltd.	10	28
Singapore Telecommunications Ltd.	52	104
STMicroelectronics NV	4	229
United Overseas Bank Ltd.	8	179

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
UOL Group Ltd.	3	15
Venture Corp. Ltd.	2	20
		16,021
South Africa — 0.2%
Anglo American plc	91	2,801
Bid Corp. Ltd.	33	776
Capitec Bank Holdings Ltd.	8	804
Clicks Group Ltd.	43	671
FirstRand Ltd.	237	964
Sanlam Ltd.	123	453
		6,469
South Korea — 1.0%
Delivery Hero SE * (a)	1	49
HL Mando Co. Ltd.	14	515
JYP Entertainment Corp.	4	445
KB Financial Group, Inc.	31	1,224
Kia Corp.	12	806
LG Chem Ltd.	3	1,613
NAVER Corp.	4	619
Samsung Electronics Co. Ltd.	419	22,955
Samsung Fire & Marine Insurance Co. Ltd.	3	507
SK Hynix, Inc.	20	1,950
SK Telecom Co. Ltd.	14	518
S-Oil Corp.	8	448
		31,649
Spain — 0.3%
Acciona SA	—	23
ACS Actividades de Construccion y Servicios SA	1	48
Aena SME SA (a)	—	74
Amadeus IT Group SA	3	202
Banco Bilbao Vizcaya Argentaria SA	38	299
Banco Santander SA	103	418
CaixaBank SA	26	105
Cellnex Telecom SA (a)	3	145
Corp. ACCIONA Energias Renovables SA	—	13
EDP Renovaveis SA	2	31
Enagas SA	2	28
Endesa SA	2	43
Grifols SA *	2	27
Iberdrola SA	356	4,443
Industria de Diseno Textil SA	70	2,665
Naturgy Energy Group SA	1	24
Redeia Corp. SA	3	43

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Repsol SA	8	127
Telefonica SA	33	139
		8,897
Sweden — 0.4%
Alfa Laval AB	2	68
Assa Abloy AB, Class B	6	151
Atlas Copco AB, Class A	208	2,961
Atlas Copco AB, Class B	10	121
Beijer Ref AB	2	33
Boliden AB	2	49
Embracer Group AB * (b)	5	14
Epiroc AB, Class A	4	82
Epiroc AB, Class B	2	42
EQT AB	2	53
Essity AB, Class B	4	95
Evolution AB (a)	1	142
Fastighets AB Balder, Class B *	4	19
Getinge AB, Class B	1	27
H & M Hennes & Mauritz AB, Class B	4	69
Hexagon AB, Class B	13	126
Holmen AB, Class B	1	22
Husqvarna AB, Class B	3	25
Industrivarden AB, Class A	1	23
Industrivarden AB, Class C (b)	1	27
Indutrade AB	2	36
Investment AB Latour, Class B	1	18
Investor AB, Class A	3	56
Investor AB, Class B	11	221
Kinnevik AB, Class B *	2	20
L E Lundbergforetagen AB, Class B	—	21
Lifco AB, Class B	1	29
Nibe Industrier AB, Class B	10	86
Saab AB, Class B	1	26
Sagax AB, Class B	1	26
Sandvik AB	7	136
Securitas AB, Class B	3	26
Skandinaviska Enskilda Banken AB, Class A	10	123
Skanska AB, Class B	2	34
SKF AB, Class B	2	41
Svenska Cellulosa AB SCA, Class B	4	50
Svenska Handelsbanken AB, Class A	9	80
Swedbank AB, Class A	5	98
Swedish Orphan Biovitrum AB * (b)	1	20
Tele2 AB, Class B	4	26
Telefonaktiebolaget LM Ericsson, Class B	18	92
Telia Co. AB	15	33
Volvo AB, Class A	1	28

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Volvo AB, Class B	377	8,320
Volvo Car AB, Class B * (b)	4	19
		13,814
Switzerland — 0.4%
ABB Ltd. (Registered)	10	388
Adecco Group AG (Registered)	1	41
Alcon, Inc.	3	266
Bachem Holding AG	—	19
Baloise Holding AG (Registered)	—	44
Banque Cantonale Vaudoise (Registered)	—	21
Barry Callebaut AG (Registered)	—	39
BKW AG	—	23
Chocoladefabriken Lindt & Spruengli AG	—	73
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	122
Cie Financiere Richemont SA (Registered)	3	527
Clariant AG (Registered)	1	22
DSM-Firmenich AG	1	121
Dufry AG (Registered) *	1	32
EMS-Chemie Holding AG (Registered)	—	36
Geberit AG (Registered)	—	122
Givaudan SA (Registered)	—	192
Helvetia Holding AG (Registered)	—	34
Julius Baer Group Ltd.	1	93
Kuehne + Nagel International AG (Registered)	1	105
Logitech International SA (Registered)	1	73
Lonza Group AG (Registered)	1	270
Novartis AG (Registered)	13	1,344
Partners Group Holding AG	—	157
Schindler Holding AG	—	61
Schindler Holding AG (Registered)	—	33
SGS SA (Registered)	1	91
SIG Group AG	2	51
Sika AG (Registered)	1	284
Sonova Holding AG (Registered)	—	89
Straumann Holding AG (Registered)	1	116
Swatch Group AG (The)	—	57
Swatch Group AG (The) (Registered)	—	19
Swiss Life Holding AG (Registered)	—	121
Swiss Prime Site AG (Registered)	1	46
Swisscom AG (Registered)	—	102
Temenos AG (Registered)	1	34
UBS Group AG (Registered)	21	457
VAT Group AG (a)	—	71
Wizz Air Holdings plc * (a)	10	289
Zurich Insurance Group AG	12	5,804
		11,889

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — 1.4%
Accton Technology Corp.	73	891
Advantech Co. Ltd.	41	513
ASE Technology Holding Co. Ltd.	159	582
ASPEED Technology, Inc.	7	518
Chailease Holding Co. Ltd. *	83	546
Eclat Textile Co. Ltd.	35	606
eMemory Technology, Inc.	4	237
Largan Precision Co. Ltd.	9	624
Realtek Semiconductor Corp.	64	879
Taiwan Semiconductor Manufacturing Co. Ltd.	530	9,571
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	307	30,488
		45,455
Thailand — 0.1%
PTT Exploration & Production PCL	142	661
SCB X PCL	246	806
Siam Cement PCL (The) (Registered)	56	526
Thai Oil PCL	585	878
		2,871
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	3	— (d)
United Kingdom — 1.7%
3i Group plc	102	2,595
abrdn plc	13	37
Admiral Group plc	1	36
Ashtead Group plc	3	203
Associated British Foods plc	2	58
AstraZeneca plc	136	19,470
Auto Trader Group plc (a)	6	48
Aviva plc	17	87
BAE Systems plc	19	229
Barclays plc	97	193
Barratt Developments plc	6	36
Berkeley Group Holdings plc	1	37
BP plc	1,204	7,472
British American Tobacco plc	13	447
British Land Co. plc (The), REIT	5	24
BT Group plc	44	68
Bunzl plc	2	78
Burberry Group plc	2	68
Centrica plc	36	63
CK Hutchison Holdings Ltd.	17	104
CNH Industrial NV	6	93
Coca-Cola Europacific Partners plc	1	80
Compass Group plc	11	284
Croda International plc	1	66
DCC plc	1	36

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Diageo plc	71	3,085
Endava plc, ADR *	8	424
Entain plc	4	71
Halma plc	2	68
Hargreaves Lansdown plc	2	24
HSBC Holdings plc	125	1,040
HSBC Holdings plc	99	830
Imperial Brands plc	6	130
Informa plc	9	85
InterContinental Hotels Group plc	1	80
Intertek Group plc	1	57
J Sainsbury plc	11	37
JD Sports Fashion plc	16	33
Johnson Matthey plc	1	26
Just Eat Takeaway.com NV * (a)	1	24
Kingfisher plc	12	38
Land Securities Group plc, REIT	4	37
Legal & General Group plc	37	112
Lloyds Banking Group plc	4,151	2,398
London Stock Exchange Group plc	3	273
M&G plc	14	36
National Grid plc	23	305
NatWest Group plc	36	113
Next plc	1	69
Ocado Group plc *	4	43
Pearson plc	4	45
Persimmon plc	2	30
Phoenix Group Holdings plc	5	33
Reckitt Benckiser Group plc	5	336
RELX plc	12	401
RELX plc	112	3,754
Rentokil Initial plc	16	129
Rolls-Royce Holdings plc *	52	124
Sage Group plc (The)	6	77
Schroders plc	5	30
Segro plc, REIT	8	74
Severn Trent plc	2	52
Smith & Nephew plc	6	83
Smiths Group plc	2	48
Spirax-Sarco Engineering plc	—	66
SSE plc (b)	247	5,349
St. James's Place plc	3	41
Standard Chartered plc	15	145
Taylor Wimpey plc	22	33
TechnipFMC plc *	75	1,371
Tesco plc	46	152
Unilever plc	16	850

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
United Utilities Group plc	4	55
Vodafone Group plc	144	137
Whitbread plc	1	57
Wise plc, Class A *	4	38
WPP plc	7	74
		54,934
United States — 27.1%
AbbVie, Inc.	159	23,762
Adobe, Inc. *	20	10,716
Advanced Micro Devices, Inc. *	69	7,937
AECOM	8	699
AGCO Corp.	2	317
Air Lease Corp.	13	531
Albertsons Cos., Inc., Class A	19	411
Alcoa Corp.	11	386
Alnylam Pharmaceuticals, Inc. *	5	919
Alphabet, Inc., Class C *	58	7,679
Amazon.com, Inc. *	382	51,064
American Express Co.	3	550
American Homes 4 Rent, Class A, REIT	15	549
AmerisourceBergen Corp.	13	2,353
AMETEK, Inc.	9	1,405
Analog Devices, Inc.	49	9,776
Apple Hospitality REIT, Inc., REIT	19	287
Apple, Inc.	188	36,847
Arista Networks, Inc. *	4	547
AutoZone, Inc. *	—	735
Axalta Coating Systems Ltd. *	12	392
Baker Hughes Co.	89	3,179
Bank of America Corp.	728	23,296
Bath & Body Works, Inc.	8	301
Baxter International, Inc.	14	613
Berkshire Hathaway, Inc., Class B *	11	3,897
Best Buy Co., Inc.	8	651
Biogen, Inc. *	2	565
BioMarin Pharmaceutical, Inc. *	5	433
BJ's Wholesale Club Holdings, Inc. *	7	450
Blackstone, Inc.	18	1,897
Boeing Co. (The) *	4	941
Booking Holdings, Inc. *	1	2,207
Boston Scientific Corp. *	62	3,225
Bristol-Myers Squibb Co.	211	13,103
Brixmor Property Group, Inc., REIT	23	512
Broadcom, Inc.	2	1,458
Cadence Design Systems, Inc. *	3	810
Capital One Financial Corp.	15	1,782
Carlisle Cos., Inc.	2	485

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Carnival Corp. *	15	282
Carrier Global Corp.	14	804
CBRE Group, Inc., Class A *	9	715
CDW Corp.	1	231
Centene Corp. *	23	1,585
Charles Schwab Corp. (The)	136	8,992
Charter Communications, Inc., Class A *	15	6,100
Chemours Co. (The)	30	1,101
Cheniere Energy, Inc.	9	1,385
Chevron Corp.	67	11,041
Chubb Ltd.	2	473
Cigna Group (The)	2	539
Cisco Systems, Inc.	7	372
Citigroup, Inc.	18	860
Citizens Financial Group, Inc.	28	897
Claire's Stores, Inc. ‡ *	—	90
CME Group, Inc.	123	24,517
CNA Financial Corp.	6	253
Coca-Cola Co. (The)	401	24,851
Columbia Sportswear Co.	3	251
Comcast Corp., Class A	19	869
Confluent, Inc., Class A *	31	1,071
ConocoPhillips	71	8,329
Constellation Brands, Inc., Class A	3	893
Cooper Cos., Inc. (The)	3	1,213
Copart, Inc. *	21	1,829
Coterra Energy, Inc.	12	342
Crowdstrike Holdings, Inc., Class A *	5	779
Crown Castle, Inc., REIT	3	308
CSL Ltd.	3	544
CVS Health Corp.	15	1,125
CyberArk Software Ltd. *	—	43
Deere & Co.	36	15,658
Delta Air Lines, Inc.	2	102
Dexcom, Inc. *	10	1,237
Diamondback Energy, Inc.	3	491
Dick's Sporting Goods, Inc.	3	433
Digital Realty Trust, Inc., REIT	9	1,140
Dollar General Corp.	1	240
Dominion Energy, Inc.	34	1,842
Domino's Pizza, Inc.	2	687
Dover Corp.	4	624
Dow, Inc.	139	7,863
EastGroup Properties, Inc., REIT	1	217
Eaton Corp. plc	3	576
Edison International	6	410
Eli Lilly & Co.	4	1,624

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Emerson Electric Co.	6	589
Endeavor Group Holdings, Inc., Class A *	6	151
Energizer Holdings, Inc.	10	340
Entegris, Inc.	9	957
Entergy Corp.	2	222
EOG Resources, Inc.	66	8,778
EP Energy Corp. ‡ *	5	32
Equifax, Inc.	1	247
Estee Lauder Cos., Inc. (The), Class A	3	621
Exact Sciences Corp. *	14	1,413
Experian plc	6	223
Exxon Mobil Corp.	13	1,385
Federal Realty Investment Trust, REIT	4	433
FedEx Corp.	2	655
Ferguson plc	16	2,635
Fidelity National Information Services, Inc.	15	898
First Citizens BancShares, Inc., Class A	—	528
First Horizon Corp.	12	157
Fiserv, Inc. *	10	1,304
FleetCor Technologies, Inc. *	2	527
FMC Corp.	5	449
Fortrea Holdings, Inc. * (b)	2	76
Fortune Brands Innovations, Inc.	8	533
Freeport-McMoRan, Inc.	17	755
Garmin Ltd.	7	710
General Dynamics Corp.	2	546
General Motors Co.	5	184
Genpact Ltd.	12	419
Goodman Networks, Inc. ‡ *	2	— (d)
GSK plc	26	457
Haleon plc	32	137
Hartford Financial Services Group, Inc. (The)	4	255
HashiCorp, Inc., Class A *	16	461
HCA Healthcare, Inc.	3	693
Henry Schein, Inc. *	4	352
Hess Corp.	1	168
Hilton Worldwide Holdings, Inc.	47	7,310
Holcim Ltd.	3	242
Home Depot, Inc. (The)	1	467
Honeywell International, Inc.	8	1,563
Hubbell, Inc.	4	1,221
HubSpot, Inc. *	2	1,311
IAC, Inc. *	8	566
Ingersoll Rand, Inc.	18	1,199
Insulet Corp. *	3	809
Intel Corp.	11	402
International Business Machines Corp.	3	377

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Intuit, Inc.	5	2,665
Intuitive Surgical, Inc. *	5	1,724
ITT, Inc.	2	209
Jabil, Inc.	10	1,055
James Hardie Industries plc, CHDI *	3	81
JB Hunt Transport Services, Inc.	1	260
Johnson & Johnson	7	1,147
Kenvue, Inc. * (b)	17	397
Keurig Dr Pepper, Inc.	27	923
KeyCorp	39	480
Keysight Technologies, Inc. *	4	584
Kimco Realty Corp., REIT	54	1,091
Kinder Morgan, Inc.	41	730
Knight-Swift Transportation Holdings, Inc.	4	250
Kontoor Brands, Inc.	8	327
Kraft Heinz Co. (The)	16	565
Laboratory Corp. of America Holdings	2	510
Lam Research Corp.	3	1,975
Lamar Advertising Co., Class A, REIT	4	433
Leidos Holdings, Inc.	3	254
Liberty Broadband Corp., Class C *	5	481
Liberty Media Corp.-Liberty SiriusXM, Class C *	18	583
Linde plc	9	3,306
Loews Corp.	21	1,288
Lowe's Cos., Inc.	13	2,929
Lululemon Athletica, Inc. *	2	813
M&T Bank Corp.	10	1,399
Marriott International, Inc., Class A	31	6,222
Martin Marietta Materials, Inc.	2	947
Masco Corp.	15	907
Mastercard, Inc., Class A	64	25,033
McDonald's Corp.	45	13,123
Medtronic plc	6	520
Merck & Co., Inc.	5	489
Meta Platforms, Inc., Class A *	97	30,891
MetLife, Inc.	10	637
Mettler-Toledo International, Inc. *	—	434
MGIC Investment Corp.	22	368
Microsoft Corp.	219	73,480
Mid-America Apartment Communities, Inc., REIT	10	1,512
Middleby Corp. (The) *	3	406
Mohawk Industries, Inc. *	5	520
Monday.com Ltd. *	—	22
Mondelez International, Inc., Class A	9	688
MongoDB, Inc. *	4	1,667
Moran Foods Backstop Equity ‡ *	24	24
Morgan Stanley	21	1,929

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Murphy USA, Inc.	1	384
MYT Holding LLC ‡ *	23	11
Natera, Inc. *	9	422
National Fuel Gas Co.	5	275
Nestle SA (Registered)	62	7,633
Netflix, Inc. *	3	1,475
Newell Brands, Inc.	33	367
Nexstar Media Group, Inc.	2	288
NextEra Energy, Inc.	166	12,132
NMG, Inc. ‡ * (b)	1	135
Norfolk Southern Corp.	1	197
Northern Trust Corp.	5	438
Northrop Grumman Corp.	1	378
NVIDIA Corp.	68	31,746
Old Dominion Freight Line, Inc.	2	771
ON Semiconductor Corp. *	3	273
Oracle Corp.	20	2,334
Packaging Corp. of America	6	887
Palo Alto Networks, Inc. *	9	2,159
Performance Food Group Co. *	12	728
PG&E Corp. *	31	543
Philip Morris International, Inc.	14	1,412
Phillips 66	6	686
Pioneer Natural Resources Co.	5	1,128
PNC Financial Services Group, Inc. (The)	14	1,939
Post Holdings, Inc. *	6	547
Procter & Gamble Co. (The)	5	824
Progressive Corp. (The)	127	16,030
Prologis, Inc., REIT	124	15,409
Public Service Enterprise Group, Inc.	116	7,323
Public Storage, REIT	2	576
QIAGEN NV *	1	67
Qorvo, Inc. *	6	617
Quanta Services, Inc.	10	2,018
Quest Diagnostics, Inc.	1	81
Ralph Lauren Corp.	4	573
Raymond James Financial, Inc.	3	304
Rayonier, Inc., REIT	16	546
Regeneron Pharmaceuticals, Inc. *	22	16,303
Regions Financial Corp. (b)	31	627
Roche Holding AG	47	14,550
Roche Holding AG	—	67
Ross Stores, Inc.	123	14,134
Royalty Pharma plc, Class A	23	727
RTX Corp.	19	1,673
S&P Global, Inc.	52	20,360
Salesforce, Inc. *	3	687

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Sanofi	7	758
Sarepta Therapeutics, Inc. *	2	187
Schneider Electric SE	13	2,233
Seagate Technology Holdings plc	4	233
Silgan Holdings, Inc.	8	370
Skyworks Solutions, Inc.	3	390
Snowflake, Inc., Class A *	5	847
SolarEdge Technologies, Inc. *	3	837
Southwest Airlines Co.	13	434
State Street Corp.	4	278
Stellantis NV	14	289
Sun Communities, Inc., REIT	3	429
Swiss Re AG	2	195
Synopsys, Inc. *	2	811
T. Rowe Price Group, Inc.	3	346
Take-Two Interactive Software, Inc. *	6	913
TD SYNNEX Corp.	5	455
Tenaris SA	3	49
Teradyne, Inc.	57	6,394
Tesla, Inc. *	19	5,096
Texas Instruments, Inc. (e)	4	759
Texas Roadhouse, Inc.	3	353
Thermo Fisher Scientific, Inc.	2	1,127
Timken Co. (The)	4	384
TJX Cos., Inc. (The)	13	1,166
T-Mobile US, Inc. *	27	3,700
Toll Brothers, Inc.	3	280
Trade Desk, Inc. (The), Class A *	18	1,657
Trane Technologies plc	8	1,592
Travelers Cos., Inc. (The)	9	1,534
Truist Financial Corp.	13	434
Uber Technologies, Inc. *	413	20,439
Union Pacific Corp.	3	594
United Parcel Service, Inc., Class B	37	6,833
UnitedHealth Group, Inc. (e)	62	31,475
US Bancorp	17	662
US Foods Holding Corp. *	11	475
Ventas, Inc., REIT	19	932
Verizon Communications, Inc.	10	356
Vertex Pharmaceuticals, Inc. *	1	430
Vulcan Materials Co.	1	288
Walmart, Inc.	5	734
Wells Fargo & Co.	79	3,645
Welltower, Inc., REIT	3	277
WESCO International, Inc.	4	753
WestRock Co.	9	312
WEX, Inc. *	2	291

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Weyerhaeuser Co., REIT	27	924
Williams Cos., Inc. (The)	22	756
Willis Towers Watson plc	1	161
Windstream Holdings, Inc. ‡ *	—	4
Workday, Inc., Class A *	4	982
WR Berkley Corp.	6	355
Wynn Resorts Ltd.	2	228
Xcel Energy, Inc.	8	531
Yum! Brands, Inc.	85	11,642
Zimmer Biomet Holdings, Inc.	3	392
		885,315
Total Common Stocks (Cost $1,076,581)		1,496,979
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 22.4%
Australia — 0.1%
Mineral Resources Ltd.
8.13%, 5/1/2027 (c)	2,075	2,077
8.50%, 5/1/2030 (c)	25	25
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (f) (g)	1,042	979
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (f) (g)	1,361	1,270
		4,351
Canada — 2.1%
Bank of Montreal
2.15%, 3/8/2024	1,437	1,406
1.50%, 1/10/2025 (b)	3,570	3,367
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (f) (g)	885	785
Bank of Nova Scotia (The)
2.44%, 3/11/2024	3,947	3,866
1.05%, 3/2/2026	684	613
2.70%, 8/3/2026	2,241	2,079
1.30%, 9/15/2026	3,812	3,382
Baytex Energy Corp. 8.75%, 4/1/2027 (c)	775	794
Bell Telephone Co. of Canada or Bell Canada (The) Series US-3, 0.75%, 3/17/2024	308	298
Canadian Imperial Bank of Commerce
1.00%, 10/18/2024	2,134	2,017
2.25%, 1/28/2025	631	601
5.00%, 4/28/2028	3,169	3,125
Emera US Finance LP 3.55%, 6/15/2026	566	539
Enbridge, Inc. 3.50%, 6/10/2024	1,984	1,944
Federation des Caisses Desjardins du Quebec 0.70%, 5/21/2024 (c)	2,702	2,594
Manulife Financial Corp. (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (g)	1,427	1,338
National Bank of Canada (SOFR + 1.01%), 3.75%, 6/9/2025 (g)	1,190	1,166

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (a)	GBP4,950	5,632
1.10%, 10/19/2027 (c)	CAD773	511
4.25%, 4/25/2028 (c)	3,483	3,414
0.10%, 5/19/2028 (a)	EUR2,955	2,762
0.05%, 11/25/2030 (a)	EUR5,225	4,449
Open Text Corp. 3.88%, 2/15/2028 (c)	53	47
Royal Bank of Canada
(SOFRINDX + 0.30%), 5.62%, 1/19/2024 (g)	1,025	1,023
2.55%, 7/16/2024	455	441
3.97%, 7/26/2024	2,601	2,557
0.65%, 7/29/2024	366	348
0.75%, 10/7/2024	804	759
2.25%, 11/1/2024	2,550	2,450
1.60%, 1/21/2025	363	343
0.88%, 1/20/2026	879	789
1.20%, 4/27/2026	1,322	1,185
1.15%, 7/14/2026	884	790
6.00%, 11/1/2027	145	149
Toronto-Dominion Bank (The)
2.35%, 3/8/2024	1,536	1,505
3.25%, 3/11/2024	2,200	2,166
2.65%, 6/12/2024	1,547	1,506
1.20%, 6/3/2026	3,314	2,952
1.25%, 9/10/2026	1,907	1,691
(USD Swap Semi 5 Year + 2.20%), 3.62%, 9/15/2031 (f) (g)	2,175	2,026
Vermilion Energy, Inc. 6.88%, 5/1/2030 (c)	446	414
		69,823
Finland — 0.0% ^
Nordea Bank Abp 0.63%, 5/24/2024 (c)	379	364
France — 0.3%
Dexia Credit Local SA
1.63%, 12/8/2023 (a)	GBP1,800	2,276
1.25%, 11/26/2024 (a)	EUR2,100	2,235
0.25%, 12/10/2026 (a)	GBP4,200	4,542
TotalEnergies Capital International SA 2.43%, 1/10/2025	860	827
		9,880
Germany — 0.5%
Bayer US Finance II LLC 3.88%, 12/15/2023 (c)	1,305	1,296
Deutsche Bank AG
0.90%, 5/28/2024	837	802
1.69%, 3/19/2026	869	789
(SOFR + 1.22%), 2.31%, 11/16/2027 (g)	4,599	4,040

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
Kreditanstalt fuer Wiederaufbau 0.00%, 3/31/2027 (a)	EUR7,500	7,369
Volkswagen Group of America Finance LLC 0.88%, 11/22/2023 (c)	1,124	1,106
		15,402
Italy — 0.0% ^
Enel Finance International NV 2.65%, 9/10/2024 (c)	1,028	992
Japan — 0.8%
Honda Motor Co. Ltd. 2.27%, 3/10/2025	4,439	4,246
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.79%, 7/18/2025 (g)	796	787
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (g)	805	796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (g)	2,945	2,764
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (g)	1,300	1,149
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (g)	2,365	2,124
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.02%, 7/20/2028 (g)	802	787
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (g)	601	598
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.42%, 2/22/2029 (g)	406	405
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.36%), 2.55%, 9/13/2025 (g)	504	483
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b) (g)	549	516
2.84%, 9/13/2026	978	898
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (g)	439	389
(3-MONTH CME TERM SOFR + 1.53%), 4.25%, 9/11/2029 (g)	835	781
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024	1,336	1,297
2.45%, 9/27/2024	679	653
5.46%, 1/13/2026	1,222	1,220
2.63%, 7/14/2026	844	781
1.40%, 9/17/2026	2,305	2,036
3.01%, 10/19/2026	3,085	2,863
3.45%, 1/11/2027	737	692
2.17%, 1/14/2027	211	189
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 9/16/2024 (c)	865	817
		27,271
Netherlands — 0.5%
ING Groep NV 3.55%, 4/9/2024	2,616	2,575
Nederlandse Waterschapsbank NV
2.00%, 12/16/2024 (a)	GBP9,110	11,111
3.50%, 7/20/2027	AUD3,120	2,009
Shell International Finance BV 2.88%, 5/10/2026	966	919
		16,614
Saudi Arabia — 0.0% ^
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (c)	400	394

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	5,878
1.63%, 8/2/2031 (c)	2,593	2,096
		7,974
South Korea — 0.1%
Korea Development Bank (The) 2.13%, 10/1/2024	1,826	1,752
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (c)	2,155	1,915
		3,667
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (g)	400	396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.14%, 9/14/2028 (g)	2,000	2,020
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (g)	1,800	1,795
		4,211
Sweden — 0.1%
Skandinaviska Enskilda Banken AB 0.65%, 9/9/2024 (c)	1,473	1,392
Svenska Handelsbanken AB 0.55%, 6/11/2024 (c)	351	335
		1,727
Switzerland — 0.3%
Credit Suisse AG 1.25%, 8/7/2026 (b)	5,297	4,612
Novartis Capital Corp.
3.40%, 5/6/2024	623	613
1.75%, 2/14/2025	367	349
3.00%, 11/20/2025	2,161	2,072
3.10%, 5/17/2027	285	271
		7,917
United Kingdom — 1.3%
AstraZeneca plc (ICE LIBOR USD 3 Month + 0.67%), 6.00%, 8/17/2023 (g)	488	488
Barclays plc
4.38%, 9/11/2024	1,341	1,311
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (g)	200	196
4.38%, 1/12/2026	619	598
5.20%, 5/12/2026	247	241
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.50%, 8/9/2028 (g)	4,847	4,769
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (g)	481	506
BAT Capital Corp.
3.22%, 8/15/2024	324	315
4.70%, 4/2/2027	2	2
2.26%, 3/25/2028	774	669
BAT International Finance plc
1.67%, 3/25/2026	53	48
4.45%, 3/16/2028	2,807	2,686
HSBC Holdings plc
(SOFR + 0.53%), 0.73%, 8/17/2024 (g)	2,611	2,604
(SOFR + 0.71%), 0.98%, 5/24/2025 (g)	2,228	2,130

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (g)	4,980	4,812
(SOFR + 1.29%), 1.59%, 5/24/2027 (g)	913	813
(SOFR + 1.10%), 2.25%, 11/22/2027 (g)	200	179
(SOFR + 2.11%), 4.75%, 6/9/2028 (g)	3,444	3,320
(SOFR + 1.73%), 2.01%, 9/22/2028 (g)	1,203	1,039
(SOFR + 3.35%), 7.39%, 11/3/2028 (g)	1,891	1,997
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (g)	325	318
4.65%, 3/24/2026	809	780
3.75%, 1/11/2027	2,553	2,412
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (g)	2,175	1,932
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.75%, 3/18/2028 (g)	962	895
NatWest Group plc
4.80%, 4/5/2026	817	795
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (g)	1,663	1,715
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (g)	902	799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (g)	230	207
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (g)	1,079	1,025
Reynolds American, Inc. 4.45%, 6/12/2025	2,027	1,985
Unilever Capital Corp. 3.50%, 3/22/2028	498	478
		42,064
United States — 15.9%
3M Co. 3.00%, 8/7/2025 (b)	865	826
7-Eleven, Inc. 0.80%, 2/10/2024 (c)	2,633	2,562
AbbVie, Inc.
3.85%, 6/15/2024	1,979	1,949
3.20%, 5/14/2026	501	477
2.95%, 11/21/2026	999	937
AEP Texas, Inc. 3.95%, 6/1/2028	1,176	1,109
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	789	732
Aircastle Ltd. 4.25%, 6/15/2026	1,349	1,282
Alabama Power Co. 3.75%, 9/1/2027	1,650	1,579
Altria Group, Inc.
4.00%, 1/31/2024	774	766
2.35%, 5/6/2025	2,851	2,692
Amazon.com, Inc.
4.70%, 11/29/2024	1,323	1,315
4.60%, 12/1/2025	71	71
3.30%, 4/13/2027	787	750
3.15%, 8/22/2027	1,420	1,340
4.55%, 12/1/2027	1,913	1,912
1.65%, 5/12/2028	50	44
Ameren Corp. 1.75%, 3/15/2028	2,011	1,744
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	820	789
American Express Co.
(SOFRINDX + 0.23%), 5.61%, 11/3/2023 (g)	301	301
2.50%, 7/30/2024	2,337	2,265

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.13%, 5/20/2026	2,178	2,068
2.55%, 3/4/2027	891	814
3.30%, 5/3/2027	266	249
5.85%, 11/5/2027	52	53
American Homes 4 Rent LP REIT, 4.25%, 2/15/2028	1,177	1,118
American Honda Finance Corp. Series A, 4.60%, 4/17/2025	918	910
American Tower Corp. REIT, 1.45%, 9/15/2026	5,029	4,459
AmerisourceBergen Corp. 3.25%, 3/1/2025	2,130	2,060
Amgen, Inc. 3.63%, 5/22/2024	1,317	1,295
Analog Devices, Inc. 3.50%, 12/5/2026	2	2
Apple, Inc.
2.05%, 9/11/2026	577	534
3.35%, 2/9/2027	51	49
3.00%, 6/20/2027 (b)	1,487	1,409
Applied Materials, Inc. 3.30%, 4/1/2027	1,060	1,012
Ares Capital Corp.
2.15%, 7/15/2026	1,551	1,359
2.88%, 6/15/2027	1,476	1,294
AT&T, Inc.
0.90%, 3/25/2024	1,342	1,300
2.30%, 6/1/2027	287	257
4.10%, 2/15/2028	327	311
AutoZone, Inc.
3.25%, 4/15/2025	226	217
3.63%, 4/15/2025	2,551	2,479
AvalonBay Communities, Inc. REIT, 3.35%, 5/15/2027	727	681
Avangrid, Inc. 3.20%, 4/15/2025	178	170
AXIS Specialty Finance plc 4.00%, 12/6/2027	1,744	1,642
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	1,920	1,709
Baker Hughes Holdings LLC 3.34%, 12/15/2027	1,842	1,719
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.35%), 3.09%, 10/1/2025 (b) (g)	195	189
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (g)	2,067	1,986
(SOFR + 0.65%), 1.53%, 12/6/2025 (g)	3,556	3,344
(3-MONTH CME TERM SOFR + 0.90%), 2.01%, 2/13/2026 (g)	5,384	5,083
(SOFR + 1.33%), 3.38%, 4/2/2026 (g)	4,433	4,264
(SOFR + 1.15%), 1.32%, 6/19/2026 (g)	5,537	5,087
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (g)	830	788
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (g)	235	220
Bank of New York Mellon (The) (SOFR + 0.80%), 5.22%, 11/21/2025 (g)	692	689
Bank of New York Mellon Corp. (The) 3.25%, 9/11/2024	2,095	2,041
Baxalta, Inc. 4.00%, 6/23/2025	3,130	3,044
Becton Dickinson & Co. 3.36%, 6/6/2024	1,323	1,296
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	3,091	2,855
Biogen, Inc. 4.05%, 9/15/2025	415	403
Black Hills Corp. 1.04%, 8/23/2024	2,000	1,900
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	133	120

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Blackstone Private Credit Fund 2.63%, 12/15/2026	2,173	1,865
Blackstone Secured Lending Fund
3.63%, 1/15/2026	2,245	2,078
2.13%, 2/15/2027	406	344
Blue Owl Capital Corp. 3.40%, 7/15/2026	1,303	1,176
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	1,314	1,102
BorgWarner, Inc. 2.65%, 7/1/2027	1,840	1,678
Boston Properties LP
REIT, 3.65%, 2/1/2026	1,600	1,501
REIT, 6.75%, 12/1/2027	1,316	1,346
Boston Scientific Corp. 1.90%, 6/1/2025	2,485	2,336
Brighthouse Financial, Inc. 3.70%, 6/22/2027	695	642
Bristol-Myers Squibb Co. 3.20%, 6/15/2026	291	278
Broadcom, Inc.
3.15%, 11/15/2025 (b)	1,667	1,589
1.95%, 2/15/2028 (c)	50	43
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	199	188
Builders FirstSource, Inc. 4.25%, 2/1/2032 (c)	674	585
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (g)	1,777	1,738
(SOFR + 1.29%), 2.64%, 3/3/2026 (g)	256	241
(SOFR + 0.86%), 1.88%, 11/2/2027 (g)	5,208	4,550
Cardinal Health, Inc. 3.08%, 6/15/2024	1,139	1,112
Carlisle Cos., Inc. 0.55%, 9/1/2023	1,263	1,257
Caterpillar Financial Services Corp.
0.80%, 11/13/2025	3,930	3,577
2.40%, 8/9/2026	1,798	1,675
CDW LLC
4.25%, 4/1/2028	1,555	1,437
3.25%, 2/15/2029 (b)	807	704
Charles Schwab Corp. (The)
3.63%, 4/1/2025	835	809
2.00%, 3/20/2028	4,410	3,820
Charter Communications Operating LLC 4.91%, 7/23/2025	1,467	1,441
Chevron Corp. 1.55%, 5/11/2025	705	662
Chevron USA, Inc. 3.85%, 1/15/2028	1,440	1,404
Cigna Group (The)
0.61%, 3/15/2024	965	934
3.50%, 6/15/2024	374	367
3.25%, 4/15/2025	311	299
4.13%, 11/15/2025	798	779
1.25%, 3/15/2026	89	80
3.40%, 3/1/2027	169	160
Cincinnati Financial Corp. 6.92%, 5/15/2028	50	54
Cintas Corp. No. 2 3.45%, 5/1/2025	516	499
Civitas Resources, Inc. 5.00%, 10/15/2026 (c)	65	61
CMS Energy Corp. 3.88%, 3/1/2024	1,296	1,281

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CNA Financial Corp. 3.95%, 5/15/2024	1,970	1,940
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (c)	1,541	1,429
Comcast Corp.
3.30%, 2/1/2027	1,764	1,675
3.30%, 4/1/2027	387	366
3.55%, 5/1/2028	1,880	1,783
Comerica Bank 2.50%, 7/23/2024 (b)	2,464	2,352
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	481	458
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (g)	2	2
Corporate Office Properties LP REIT, 2.25%, 3/15/2026	1,580	1,407
Cox Communications, Inc. 3.15%, 8/15/2024 (c)	944	916
Crown Castle, Inc.
REIT, 1.05%, 7/15/2026	2,500	2,201
REIT, 3.65%, 9/1/2027	1,735	1,624
REIT, 3.80%, 2/15/2028	238	222
CSX Corp. 2.60%, 11/1/2026	2,500	2,320
CVS Health Corp. 2.88%, 6/1/2026	633	596
Delek Logistics Partners LP 6.75%, 5/15/2025	825	809
Dell International LLC
5.85%, 7/15/2025	2,224	2,234
6.02%, 6/15/2026	1,952	1,979
4.90%, 10/1/2026	401	397
Discover Bank
2.45%, 9/12/2024	1,179	1,125
3.45%, 7/27/2026	2,242	2,073
Discover Financial Services 4.10%, 2/9/2027	50	47
Discovery Communications LLC 3.90%, 11/15/2024	98	95
Dollar General Corp. 4.25%, 9/20/2024	1,305	1,285
DR Horton, Inc. 1.30%, 10/15/2026	1,650	1,457
DTE Energy Co.
Series C, 2.53%, 10/1/2024 (h)	699	673
2.85%, 10/1/2026	110	102
eBay, Inc. 1.90%, 3/11/2025	2,500	2,365
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,622	1,573
Elevance Health, Inc. 2.38%, 1/15/2025	2,190	2,094
Entergy Louisiana LLC 0.95%, 10/1/2024	2,497	2,369
Enterprise Products Operating LLC
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (g)	426	378
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (g)	235	197
EQT Corp. 5.70%, 4/1/2028	2,334	2,334
Equitable Holdings, Inc. 4.35%, 4/20/2028	2,474	2,348
Eversource Energy 4.60%, 7/1/2027	2	2
Exxon Mobil Corp. 2.28%, 8/16/2026	2,070	1,924
Fifth Third Bancorp
(SOFR + 0.69%), 1.71%, 11/1/2027 (g)	174	151
3.95%, 3/14/2028	921	856
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (g)	1,571	1,595

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Fiserv, Inc. 2.75%, 7/1/2024	1,334	1,296
Florida Power & Light Co. 5.05%, 4/1/2028	2,951	2,976
FNB Corp. 5.15%, 8/25/2025	146	142
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	50	47
5.25%, 9/1/2029	1,440	1,413
General Dynamics Corp. 3.75%, 5/15/2028 (b)	1,702	1,635
General Mills, Inc.
4.00%, 4/17/2025	403	393
4.20%, 4/17/2028	2,094	2,024
GLP Capital LP REIT, 5.30%, 1/15/2029	1,477	1,409
Goldman Sachs Group, Inc. (The)
3.63%, 2/20/2024	417	412
3.00%, 3/15/2024	2,205	2,167
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (g)	1,168	1,133
4.25%, 10/21/2025	3,529	3,420
(SOFR + 0.61%), 0.86%, 2/12/2026 (g)	2,549	2,363
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (g)	3,215	2,890
5.95%, 1/15/2027	828	841
(SOFR + 0.80%), 1.43%, 3/9/2027 (g)	891	799
(SOFR + 1.51%), 4.39%, 6/15/2027 (g)	659	641
(SOFR + 0.82%), 1.54%, 9/10/2027 (g)	2,734	2,413
(SOFR + 1.85%), 3.62%, 3/15/2028 (g)	701	658
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (g)	1,940	1,840
Haleon UK Capital plc 3.13%, 3/24/2025	3,134	3,008
HCA, Inc.
5.38%, 2/1/2025	551	548
5.25%, 4/15/2025	250	248
5.38%, 9/1/2026	150	150
Hercules Capital, Inc.
2.63%, 9/16/2026	1,431	1,247
3.38%, 1/20/2027	236	208
Hershey Co. (The) 2.30%, 8/15/2026	1,065	996
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	1,275	1,276
Hexcel Corp. 4.20%, 2/15/2027 (h)	1,767	1,671
Home Depot, Inc. (The) 0.90%, 3/15/2028	1,732	1,467
HP, Inc.
2.20%, 6/17/2025	5,337	5,023
3.00%, 6/17/2027	610	565
4.75%, 1/15/2028	2	2
HSBC USA, Inc. 3.50%, 6/23/2024	260	255
Hubbell, Inc. 3.15%, 8/15/2027	60	56
Hughes Satellite Systems Corp. 5.25%, 8/1/2026 (b)	1,312	1,220
Humana, Inc. 1.35%, 2/3/2027	3,419	2,994
Huntington Bancshares, Inc. 4.00%, 5/15/2025	125	120
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	2,466	2,384

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Huntington National Bank (The)
(SOFR + 1.21%), 4.01%, 5/16/2025 (g)	796	772
(SOFR + 1.22%), 5.70%, 11/18/2025 (g)	2,000	1,958
Hyundai Capital America 4.30%, 2/1/2024 (c)	1,853	1,838
Illumina, Inc. 5.75%, 12/13/2027	87	87
Intel Corp. 2.60%, 5/19/2026	150	141
International Business Machines Corp. 4.50%, 2/6/2026	4,538	4,478
ITC Holdings Corp. 3.65%, 6/15/2024	1,317	1,293
Jabil, Inc. 4.25%, 5/15/2027	111	106
Jackson Financial, Inc. 1.13%, 11/22/2023	590	581
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	801	786
Johnson & Johnson
0.55%, 9/1/2025 (b)	184	169
2.45%, 3/1/2026	1,399	1,322
2.90%, 1/15/2028 (b)	271	256
Johnson Controls International plc 3.62%, 7/2/2024 (h)	1,321	1,294
Keurig Dr Pepper, Inc.
0.75%, 3/15/2024	1,337	1,296
4.42%, 5/25/2025	1,367	1,343
Kilroy Realty LP REIT, 4.38%, 10/1/2025	163	153
Kinder Morgan Energy Partners LP 3.50%, 9/1/2023	1,289	1,287
Lam Research Corp. 3.80%, 3/15/2025	2,469	2,416
Lazard Group LLC 4.50%, 9/19/2028	869	823
Lennar Corp.
4.75%, 5/30/2025	2	2
4.75%, 11/29/2027	136	132
Lockheed Martin Corp. 4.95%, 10/15/2025	1,080	1,078
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	868	760
Lowe's Cos., Inc.
2.50%, 4/15/2026	1,086	1,017
3.35%, 4/1/2027	2,167	2,050
1.30%, 4/15/2028	1,283	1,088
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (c)	709	659
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025	2,517	2,468
3.40%, 8/17/2027	382	342
4.70%, 1/27/2028	594	567
Marathon Petroleum Corp.
3.63%, 9/15/2024	60	59
4.70%, 5/1/2025	2,895	2,857
Marriott International, Inc. Series X, 4.00%, 4/15/2028	3,135	2,965
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	582	575
Mastercard, Inc. 2.00%, 3/3/2025	3,158	3,010
McKesson Corp. 3.80%, 3/15/2024	1,948	1,923
Medtronic Global Holdings SCA 4.25%, 3/30/2028	2,412	2,359
Merck & Co., Inc.
2.75%, 2/10/2025	1,577	1,521

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
0.75%, 2/24/2026	2,092	1,896
Meta Platforms, Inc.
3.50%, 8/15/2027	1,667	1,592
3.85%, 8/15/2032	944	878
MetLife, Inc. 3.60%, 4/10/2024	2,465	2,425
Microchip Technology, Inc.
0.97%, 2/15/2024	1,333	1,297
0.98%, 9/1/2024	2,815	2,672
Micron Technology, Inc. 5.38%, 4/15/2028	2,368	2,344
Microsoft Corp. 2.40%, 8/8/2026	450	422
Mid-America Apartments LP REIT, 1.10%, 9/15/2026	2,843	2,500
Mississippi Power Co. 3.95%, 3/30/2028	673	635
Mondelez International, Inc.
2.13%, 3/17/2024 (b)	880	860
1.50%, 5/4/2025	2,387	2,234
2.63%, 3/17/2027	391	360
Morgan Stanley
Series F, 3.88%, 4/29/2024	2,621	2,586
(SOFR + 1.15%), 2.72%, 7/22/2025 (g)	830	804
(SOFR + 0.56%), 1.16%, 10/21/2025 (g)	52	49
(SOFR + 0.94%), 2.63%, 2/18/2026 (g)	4,492	4,277
(SOFR + 1.99%), 2.19%, 4/28/2026 (g)	5,042	4,744
(SOFR + 1.77%), 6.14%, 10/16/2026 (g)	4,005	4,054
(SOFR + 0.72%), 0.98%, 12/10/2026 (g)	1,354	1,211
(SOFR + 0.86%), 1.51%, 7/20/2027 (g)	894	794
3.59%, 7/22/2028 (i)	3,287	3,060
(SOFR + 2.24%), 6.30%, 10/18/2028 (g)	594	615
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	1,927	1,813
MPLX LP
1.75%, 3/1/2026	53	48
4.13%, 3/1/2027	2,120	2,037
4.00%, 3/15/2028	1,940	1,834
NetApp, Inc. 2.38%, 6/22/2027 (b)	2,785	2,532
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/2024	536	526
1.88%, 1/15/2027	250	224
NiSource, Inc.
3.49%, 5/15/2027	51	48
5.25%, 3/30/2028	2,836	2,842
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (g)	1,188	1,070
Novelis Corp. 3.25%, 11/15/2026 (c)	1,358	1,234
NVIDIA Corp. 0.58%, 6/14/2024	155	149
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	1,737	1,528
Occidental Petroleum Corp. 5.88%, 9/1/2025	2,863	2,868
Old Republic International Corp. 3.88%, 8/26/2026	87	82
Omega Healthcare Investors, Inc.
REIT, 4.50%, 1/15/2025	2,438	2,362

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
REIT, 4.50%, 4/1/2027	297	281
ONEOK, Inc. 4.55%, 7/15/2028	1,425	1,357
Oracle Corp.
1.65%, 3/25/2026	1,725	1,574
3.25%, 11/15/2027	630	587
2.30%, 3/25/2028	4,095	3,613
Otis Worldwide Corp. 2.06%, 4/5/2025	2,699	2,551
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	50	50
PACCAR Financial Corp. 1.80%, 2/6/2025	50	47
Paramount Global
4.75%, 5/15/2025 (b)	102	100
3.38%, 2/15/2028	206	183
PayPal Holdings, Inc.
2.40%, 10/1/2024	1,348	1,300
1.65%, 6/1/2025	1,904	1,785
PBF Holding Co. LLC 6.00%, 2/15/2028	1,305	1,232
Penske Truck Leasing Co. LP 3.45%, 7/1/2024 (c)	1,326	1,296
PepsiCo, Inc.
2.75%, 4/30/2025	1,941	1,864
2.85%, 2/24/2026	816	780
2.63%, 3/19/2027	1,722	1,613
Pfizer, Inc.
0.80%, 5/28/2025	784	728
2.75%, 6/3/2026	830	786
Philip Morris International, Inc.
3.25%, 11/10/2024	2,001	1,945
1.50%, 5/1/2025	134	126
3.38%, 8/11/2025	1,400	1,354
0.88%, 5/1/2026 (b)	791	708
3.13%, 3/2/2028	797	735
Phillips 66
0.90%, 2/15/2024	1,994	1,942
3.85%, 4/9/2025	1,697	1,651
Phillips 66 Co. 3.55%, 10/1/2026	50	47
PNC Bank NA
2.95%, 2/23/2025	913	872
3.88%, 4/10/2025	1,970	1,896
PNC Financial Services Group, Inc. (The)
1.15%, 8/13/2026	887	786
(SOFR + 1.62%), 5.35%, 12/2/2028 (g)	50	50
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,769	1,672
Principal Financial Group, Inc. 3.40%, 5/15/2025	1,211	1,165
Procter & Gamble Co. (The)
0.55%, 10/29/2025	3,042	2,761
1.00%, 4/23/2026 (b)	481	436
1.90%, 2/1/2027	631	580
Prospect Capital Corp. 3.71%, 1/22/2026	1,631	1,484

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Public Service Enterprise Group, Inc. 0.84%, 11/8/2023	1,320	1,302
PVH Corp. 4.63%, 7/10/2025	433	420
Qorvo, Inc. 1.75%, 12/15/2024 (c)	848	794
Radian Group, Inc.
4.50%, 10/1/2024	601	586
6.63%, 3/15/2025	1,867	1,863
Realty Income Corp.
REIT, 0.75%, 3/15/2026	936	829
REIT, 3.65%, 1/15/2028	657	618
Regal Rexnord Corp. 6.05%, 4/15/2028 (c)	213	212
Regency Centers LP REIT, 4.13%, 3/15/2028	835	784
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,419	2,222
Republic Services, Inc. 2.50%, 8/15/2024	363	351
Roper Technologies, Inc. 1.40%, 9/15/2027	770	669
RPM International, Inc. 4.55%, 3/1/2029	778	736
RTX Corp. 3.50%, 3/15/2027	272	259
Salesforce, Inc. 0.63%, 7/15/2024	42	40
San Diego Gas & Electric Co. 2.50%, 5/15/2026	489	456
Sealed Air Corp. 5.50%, 9/15/2025 (c)	119	117
Sempra
3.40%, 2/1/2028	237	220
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (g)	237	195
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	1,327	1,301
Sierra Pacific Power Co. 2.60%, 5/1/2026	363	338
Simon Property Group LP REIT, 3.25%, 11/30/2026	868	814
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (c)	2,035	1,836
SITE Centers Corp.
REIT, 4.25%, 2/1/2026	2,101	1,971
REIT, 4.70%, 6/1/2027	369	346
SM Energy Co. 6.50%, 7/15/2028 (b)	1,665	1,628
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	2,527	2,371
2.95%, 4/15/2027	83	78
Southern Co. (The)
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (g)	2,589	2,421
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.91%), 3.75%, 9/15/2051 (g)	102	88
Southern Power Co. 0.90%, 1/15/2026	79	71
Southwest Airlines Co.
5.25%, 5/4/2025	547	544
3.45%, 11/16/2027	106	98
Spirit Realty LP
REIT, 4.45%, 9/15/2026	668	636
REIT, 2.10%, 3/15/2028	1,669	1,423
State Street Corp.
(SOFR + 0.41%), 1.75%, 2/6/2026 (b) (g)	2,232	2,093
(SOFR + 1.35%), 5.75%, 11/4/2026 (g)	1,975	1,989
Stryker Corp. 1.15%, 6/15/2025	3,092	2,865

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Synchrony Bank
5.40%, 8/22/2025	2,500	2,408
5.63%, 8/23/2027	266	253
Synchrony Financial 3.70%, 8/4/2026	736	674
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	2,673	2,647
Tampa Electric Co. 3.88%, 7/12/2024	468	460
TEGNA, Inc. 4.63%, 3/15/2028	1,706	1,527
Teledyne Technologies, Inc. 2.25%, 4/1/2028	2,720	2,386
Texas Instruments, Inc. 1.13%, 9/15/2026	235	211
Textron, Inc. 3.38%, 3/1/2028	1,120	1,024
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	1,010	959
T-Mobile USA, Inc.
3.50%, 4/15/2025	3,894	3,762
2.63%, 4/15/2026	1,770	1,642
2.05%, 2/15/2028	398	347
Toyota Motor Credit Corp. (SOFR + 0.62%), 5.93%, 6/13/2024 (g)	1,300	1,302
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	1,727	1,632
Tri Pointe Homes, Inc. 5.25%, 6/1/2027	1,869	1,806
Trinity Acquisition plc 4.40%, 3/15/2026	1,666	1,607
Truist Financial Corp.
2.85%, 10/26/2024	2	2
(SOFR + 0.61%), 1.27%, 3/2/2027 (g)	213	190
Tyco Electronics Group SA 3.45%, 8/1/2024	2,418	2,366
Under Armour, Inc. 3.25%, 6/15/2026	850	779
Union Pacific Corp. 3.00%, 4/15/2027	2,837	2,670
UnitedHealth Group, Inc.
1.25%, 1/15/2026	1,201	1,098
1.15%, 5/15/2026	2,311	2,092
3.45%, 1/15/2027	807	774
US Bancorp
(SOFR + 1.43%), 5.73%, 10/21/2026 (g)	683	685
(SOFR + 0.73%), 2.22%, 1/27/2028 (g)	932	832
3.90%, 4/26/2028	1,747	1,650
(SOFR + 1.66%), 4.55%, 7/22/2028 (g)	2,099	2,018
US Bank NA 2.05%, 1/21/2025	440	417
Verisk Analytics, Inc. 4.00%, 6/15/2025	2,416	2,355
Verizon Communications, Inc.
0.75%, 3/22/2024	271	262
2.10%, 3/22/2028	751	657
VICI Properties LP REIT, 4.38%, 5/15/2025	2,619	2,547
Virginia Electric and Power Co.
Series A, 3.10%, 5/15/2025	2,565	2,459
Series A, 3.15%, 1/15/2026	612	583
Series B, 3.75%, 5/15/2027	915	879
Visa, Inc. 3.15%, 12/14/2025	1,975	1,893
VMware, Inc.
1.00%, 8/15/2024	1,593	1,515

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 5/15/2025	1,085	1,063
3.90%, 8/21/2027	825	783
Vulcan Materials Co. 3.90%, 4/1/2027	56	54
Walmart, Inc.
3.05%, 7/8/2026	643	616
1.05%, 9/17/2026 (b)	817	732
3.90%, 4/15/2028	2,616	2,555
Walt Disney Co. (The)
3.35%, 3/24/2025	2,095	2,032
3.70%, 10/15/2025	1,069	1,038
Waste Management, Inc. 1.15%, 3/15/2028	3,079	2,623
WEC Energy Group, Inc. 0.80%, 3/15/2024	2,005	1,945
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (g)	5,235	4,948
3.00%, 4/22/2026	5,257	4,947
(SOFR + 1.32%), 3.91%, 4/25/2026 (g)	3,182	3,080
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (g)	2,680	2,503
Welltower OP LLC REIT, 4.25%, 4/15/2028	2,746	2,607
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (b) (c) (j)	227	22
Western Midstream Operating LP 3.95%, 6/1/2025	2,712	2,615
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/2025	154	147
4.95%, 9/15/2028 (h)	293	285
Westlake Corp. 3.60%, 8/15/2026	261	247
Willis North America, Inc. 4.50%, 9/15/2028	818	782
Winnebago Industries, Inc. 6.25%, 7/15/2028 (c)	788	765
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	2,763	2,674
		519,007
Total Corporate Bonds (Cost $739,876)		731,658
Foreign Government Securities — 12.7%
Australia — 0.3%
Commonwealth of Australia
3.25%, 4/21/2025 (a)	AUD2,101	1,393
2.75%, 11/21/2029 (a)	AUD3,125	1,962
1.75%, 11/21/2032 (a)	AUD8,055	4,451
2.75%, 6/21/2035 (a)	AUD726	425
2.75%, 5/21/2041 (a)	AUD1,373	740
3.00%, 3/21/2047 (a)	AUD374	200
1.75%, 6/21/2051 (a)	AUD710	275
		9,446
Belgium — 0.4%
Kingdom of Belgium
0.80%, 6/22/2027 (a)	EUR3,755	3,808
0.90%, 6/22/2029 (a)	EUR1,010	994
1.00%, 6/22/2031 (a)	EUR1,930	1,831

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Belgium — continued
3.00%, 6/22/2034 (a)	EUR1,765	1,906
1.45%, 6/22/2037 (a)	EUR473	413
1.90%, 6/22/2038 (a)	EUR995	908
3.75%, 6/22/2045 (a)	EUR575	661
1.60%, 6/22/2047 (a)	EUR267	206
1.70%, 6/22/2050 (a)	EUR996	757
2.15%, 6/22/2066 (a)	EUR652	515
0.65%, 6/22/2071 (a)	EUR155	67
		12,066
Canada — 0.6%
Canada Government Bond
0.25%, 3/1/2026	CAD1,470	1,002
1.00%, 9/1/2026	CAD1,930	1,329
1.00%, 6/1/2027	CAD2,715	1,847
2.25%, 6/1/2029	CAD2,481	1,747
0.50%, 12/1/2030	CAD7,102	4,319
4.00%, 6/1/2041	CAD40	33
2.75%, 12/1/2048	CAD403	275
2.00%, 12/1/2051	CAD1,964	1,129
2.75%, 12/1/2064	CAD1,027	681
Province of Alberta 2.90%, 12/1/2028	CAD410	291
Province of British Columbia
4.70%, 6/18/2037	CAD880	691
2.95%, 6/18/2050	CAD505	303
Province of Ontario
2.30%, 9/8/2024	CAD3,210	2,360
0.01%, 11/25/2030 (a)	EUR5,800	5,005
		21,012
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	340
0.50%, 11/15/2027	DKK3,009	404
0.50%, 11/15/2029	DKK4,850	628
2.25%, 11/15/2033	DKK1,145	161
4.50%, 11/15/2039	DKK3,192	572
0.25%, 11/15/2052	DKK2,400	179
		2,284
France — 0.6%
French Republic
0.00%, 11/25/2029 (a)	EUR7,975	7,348
1.25%, 5/25/2036 (a)	EUR4,102	3,595
1.75%, 6/25/2039 (a)	EUR2,153	1,931
3.25%, 5/25/2045 (a)	EUR1,854	2,000
2.00%, 5/25/2048 (a)	EUR2,810	2,379
1.50%, 5/25/2050 (a)	EUR3,492	2,583

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
France — continued
0.75%, 5/25/2053 (a)	EUR409	230
1.75%, 5/25/2066 (a)	EUR771	549
		20,615
Germany — 0.8%
Bundesrepublik Deutschland
0.50%, 2/15/2028 (a)	EUR12,920	12,984
0.00%, 2/15/2030 (a)	EUR1,975	1,856
4.00%, 1/4/2037 (a)	EUR3,845	4,891
2.50%, 7/4/2044 (a)	EUR1,865	2,018
1.25%, 8/15/2048 (a)	EUR2,420	2,037
0.00%, 8/15/2050 (a)	EUR2,272	1,288
		25,074
Hungary — 0.1%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR893	787
2.13%, 9/22/2031 (c)	1,158	904
		1,691
Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/2024 (a)	EUR1,120	1,204
1.30%, 3/23/2034	EUR902	728
		1,932
Italy — 1.6%
Buoni Poliennali del Tesoro
1.85%, 7/1/2025 (a)	EUR4,157	4,428
0.00%, 4/1/2026 (a)	EUR1,419	1,420
3.94%, 9/15/2026 (a)	EUR4,082	4,756
3.40%, 4/1/2028 (a)	EUR3,900	4,253
2.80%, 12/1/2028 (a)	EUR7,805	8,253
3.50%, 3/1/2030 (a)	EUR8,310	9,029
0.95%, 12/1/2031 (a)	EUR6,501	5,682
1.65%, 3/1/2032 (a)	EUR1,583	1,462
2.25%, 9/1/2036 (a)	EUR2,982	2,644
0.95%, 3/1/2037 (a)	EUR960	707
3.25%, 3/1/2038 (a)	EUR3,713	3,622
4.75%, 9/1/2044 (a)	EUR122	140
2.15%, 9/1/2052 (a)	EUR1,070	756
2.80%, 3/1/2067 (a)	EUR212	163
2.15%, 3/1/2072 (a)	EUR280	178
Italian Republic Government Bond 2.38%, 10/17/2024	5,381	5,153
		52,646
Japan — 5.0%
Japan Bank for International Cooperation
4.25%, 1/26/2026	4,464	4,388
1.63%, 1/20/2027 (b)	974	874

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Japan — continued
Japan Government Bond
0.40%, 6/20/2025	JPY2,104,650	14,912
0.01%, 3/20/2026	JPY461,700	3,246
0.10%, 6/20/2026	JPY921,300	6,493
0.10%, 9/20/2026	JPY147,650	1,040
0.01%, 12/20/2026	JPY635,950	4,466
0.10%, 9/20/2027	JPY2,390,150	16,812
0.10%, 6/20/2030	JPY1,713,300	11,833
1.80%, 9/20/2030	JPY711,450	5,495
0.50%, 3/20/2033	JPY1,955,150	13,635
1.10%, 3/20/2033	JPY63,650	469
1.70%, 6/20/2033	JPY296,150	2,301
2.40%, 3/20/2034	JPY1,936,150	16,020
1.50%, 6/20/2034	JPY97,250	741
1.40%, 9/20/2034	JPY360,650	2,721
1.20%, 12/20/2034	JPY292,000	2,157
1.20%, 3/20/2035	JPY288,000	2,124
1.00%, 12/20/2035	JPY272,000	1,956
0.40%, 3/20/2036	JPY271,100	1,810
0.60%, 9/20/2037	JPY649,900	4,379
0.70%, 9/20/2038	JPY380,900	2,575
0.30%, 6/20/2039	JPY457,750	2,883
0.30%, 12/20/2039	JPY1,199,700	7,494
0.40%, 6/20/2040	JPY1,064,900	6,711
1.50%, 3/20/2045	JPY696,600	5,099
0.80%, 6/20/2047	JPY125,700	787
0.80%, 12/20/2047	JPY563,100	3,508
0.70%, 12/20/2048	JPY572,550	3,435
0.40%, 9/20/2049	JPY85,200	468
0.40%, 12/20/2049	JPY159,250	872
0.40%, 3/20/2050	JPY809,550	4,410
0.40%, 3/20/2056	JPY331,200	1,686
0.90%, 3/20/2057	JPY491,200	2,920
0.50%, 3/20/2060	JPY369,600	1,864
		162,584
Mexico — 0.0% ^
United Mexican States 5.40%, 2/9/2028	964	976
Netherlands — 0.2%
Kingdom of Netherlands
0.00%, 7/15/2030 (a)	EUR1,575	1,436
2.50%, 1/15/2033 (a)	EUR1,380	1,484
4.00%, 1/15/2037 (a)	EUR1,110	1,369
3.75%, 1/15/2042 (a)	EUR377	465
2.75%, 1/15/2047 (a)	EUR1,030	1,119

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Netherlands — continued
0.00%, 1/15/2052 (a)	EUR665	339
2.00%, 1/15/2054 (a)	EUR235	215
		6,427
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	370
Philippines — 0.0% ^
Republic of Philippines 0.25%, 4/28/2025	EUR1,303	1,331
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,470	1,164
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,329
2.25%, 2/2/2033 (c)	914	733
		3,062
South Korea — 0.5%
Export-Import Bank of Korea
0.00%, 10/19/2024 (a)	EUR10,060	10,487
0.75%, 9/21/2025	4,217	3,817
4.88%, 1/11/2026	1,394	1,378
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,290
		16,972
Spain — 1.2%
Bonos and Obligaciones del Estado
1.60%, 4/30/2025 (a)	EUR2,713	2,893
2.80%, 5/31/2026	EUR3,285	3,563
1.50%, 4/30/2027 (a)	EUR7,646	7,904
1.40%, 7/30/2028 (a)	EUR1,163	1,174
5.75%, 7/30/2032	EUR3,620	4,710
2.55%, 10/31/2032 (a)	EUR4,803	4,927
3.15%, 4/30/2033 (a)	EUR6,157	6,603
4.70%, 7/30/2041 (a)	EUR4,169	5,095
1.00%, 7/30/2042 (a)	EUR637	434
2.90%, 10/31/2046 (a)	EUR552	517
2.70%, 10/31/2048 (a)	EUR771	684
1.00%, 10/31/2050 (a)	EUR1,071	614
3.45%, 7/30/2066 (a)	EUR446	433
1.45%, 10/31/2071 (a)	EUR170	88
		39,639
Sweden — 0.0% ^
Kingdom of Sweden
1.00%, 11/12/2026 (a)	SEK5,010	447
0.75%, 5/12/2028 (a)	SEK1,985	173
0.75%, 11/12/2029 (a)	SEK5,915	502

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sweden — continued
3.50%, 3/30/2039 (a)	SEK2,505	264
0.50%, 11/24/2045 (a)	SEK470	29
		1,415
United Kingdom — 1.1%
United Kingdom of Great Britain and Northern Ireland
1.63%, 10/22/2028 (a)	GBP1,350	1,511
0.50%, 1/31/2029 (a)	GBP5,430	5,637
1.00%, 1/31/2032 (a)	GBP3,550	3,503
4.25%, 6/7/2032 (a)	GBP240	309
0.63%, 7/31/2035 (a)	GBP1,422	1,194
4.25%, 3/7/2036 (a)	GBP2,574	3,264
1.75%, 9/7/2037 (a)	GBP1,473	1,361
4.75%, 12/7/2038 (a)	GBP1,018	1,350
1.13%, 1/31/2039 (a)	GBP716	579
4.25%, 12/7/2040 (a)	GBP1,059	1,321
1.25%, 10/22/2041 (a)	GBP1,590	1,231
3.25%, 1/22/2044 (a)	GBP985	1,054
3.50%, 1/22/2045 (a)	GBP908	1,004
0.88%, 1/31/2046 (a)	GBP1,897	1,202
4.25%, 12/7/2046 (a)	GBP965	1,193
1.50%, 7/22/2047 (a)	GBP1,652	1,201
1.75%, 1/22/2049 (a)	GBP1,424	1,080
4.25%, 12/7/2049 (a)	GBP147	182
0.63%, 10/22/2050 (a)	GBP1,514	788
1.25%, 7/31/2051 (a)	GBP938	595
3.75%, 7/22/2052 (a)	GBP488	556
1.50%, 7/31/2053 (a)	GBP525	350
4.25%, 12/7/2055 (a)	GBP386	483
1.75%, 7/22/2057 (a)	GBP649	455
4.00%, 1/22/2060 (a)	GBP575	693
0.50%, 10/22/2061 (a)	GBP1,100	434
2.50%, 7/22/2065 (a)	GBP992	838
3.50%, 7/22/2068 (a)	GBP413	450
1.63%, 10/22/2071 (a)	GBP1,104	683
1.13%, 10/22/2073 (a)	GBP105	51
		34,552
Total Foreign Government Securities (Cost $452,358)		415,258
	SHARES (000)
Investment Companies — 8.5%
United States — 8.5%
JPMorgan Income Fund, Class R6 Shares (k)	18,048	147,636
JPMorgan High Yield Fund, Class R6 Shares (k)	20,801	129,794
Total Investment Companies (Cost $293,042)		277,430

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Notes 0.88%, 1/31/2024 (l)(Cost $62,360)	63,569	62,168
Asset-Backed Securities — 0.6%
Cayman Islands — 0.6%
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR, 6.47%, 4/15/2029 (c) (i)	3,057	3,044
Flatiron CLO 19 Ltd. Series 2019-1A, Class AR, 6.40%, 11/16/2034 (c) (i)	1,500	1,480
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR, 6.64%, 7/15/2033 (c) (i)	3,000	2,985
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A, Class A1R, 6.57%, 1/20/2035 (c) (i)	3,600	3,557
Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A, Class AR, 6.49%, 10/18/2030 (c) (i)	1,456	1,449
Palmer Square CLO Ltd. Series 2014-1A, Class A1R2, 6.70%, 1/17/2031 (c) (i)	3,782	3,775
Palmer Square Loan Funding Ltd. Series 2022-1A, Class A1, 6.36%, 4/15/2030 (c) (i)	1,596	1,586
Stratus CLO Ltd. Series 2021-3A, Class A, 6.54%, 12/29/2029 ‡ (c) (i)	1,293	1,287
Total Asset-Backed Securities (Cost $19,192)		19,163
	SHARES (000)
Exchange-Traded Funds — 0.3%
United States — 0.3%
iShares MSCI India ETF(Cost $5,199)	197	8,821
	PRINCIPAL AMOUNT ($000)
Supranational — 0.2%
Asian Development Bank, 3.40%, 9/10/2027 (a)	AUD3,030	1,950
European Investment Bank, 2.25%, 3/15/2030 (a)	EUR3,120	3,270
Inter-American Development Bank
1.70%, 10/10/2024	CAD800	582
4.40%, 1/26/2026	CAD614	461
Total Supranational (Cost $6,730)		6,263
Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (i)	28,083	229
Series K078, Class X1, IO, 0.09%, 6/25/2028 (i)	62,733	341
Series K082, Class X1, IO, 0.01%, 9/25/2028 (i)	416,713	1,286
Series K083, Class X1, IO, 0.04%, 9/25/2028 (i)	133,156	493
FNMA ACES Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (i)	3,099	213
FREMF Mortgage Trust
Series 2017-KF31, Class B, 8.12%, 4/25/2024 (c) (i)	142	140
Series 2017-KF36, Class B, 7.87%, 8/25/2024 (c) (i)	237	232
Series 2017-KF38, Class B, 7.72%, 9/25/2024 (c) (i)	194	187
Series 2018-KF45, Class B, 7.17%, 3/25/2025 (c) (i)	300	285
Series 2018-KF47, Class B, 7.22%, 5/25/2025 (c) (i)	226	219
GNMA Series 2021-170, IO, 0.99%, 5/16/2063 (i)	1,885	134
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)	923	338
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (i)	154	133

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (i)	226	186
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (i)	3,711	242
Total Commercial Mortgage-Backed Securities (Cost $5,213)		4,658
Loan Assignments — 0.0% ‡ (g) (m) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2024 (j)	16	2
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026	619	502
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026	152	118
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 11.50%), 16.46%, 12/31/2026	270	185
Total Loan Assignments (Cost $876)		807
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $72)	—	592
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	3	— (d)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	40	33
Total Preferred Stocks (Cost $49)		33
	NO. OF RIGHTS (000)
Rights — 0.0% ^
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *(Cost $—) (d)	17	22
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	1	21
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust
Series 2005-31, Class 2A1, 3.27%, 1/25/2036 (i)	—	—
Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 6.01%, 4/25/2036 (i)	—	—
Series 2007-3, Class 2A1, 6.16%, 10/25/2047 (i)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.72%, 1/25/2047 (i)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 3.91%, 11/25/2035 (i)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
Short-Term Investments — 7.5%
Certificates of Deposits — 0.3%
KBC Bank NV, 5.48%, 10/11/2023	2,600	2,601
Mizuho Bank Ltd., 5.52%, 10/17/2023	2,600	2,600
Nordea Bank Abp, 5.57%, 11/13/2023	2,600	2,600
Westpac Banking Corp., 5.78%, 4/12/2024	2,600	2,599
Total Certificates of Deposits (Cost $10,400)		10,400
Commercial Paper — 3.7%
American Honda Finance Corp., 5.56%, 9/26/2023 (n)	2,600	2,577
Avery Dennison Corp., 5.73%, 12/14/2023 (n)	1,300	1,272
Banco Del Estado De Chile, 5.37%, 8/7/2023 (n)	2,600	2,597
Bank of Montreal, 5.80%, 4/12/2024 (n)	2,600	2,496
BofA Securities, Inc., 6.03%, 7/19/2024 (n)	1,400	1,322
BPCE SA, 5.87%, 4/15/2024 (n)	2,600	2,494
Brookfield Corporate Treasury Ltd., 5.72%, 8/8/2023 (n)	1,950	1,948
CDP Financial, Inc.
5.52%, 11/27/2023 (c) (n)	5,200	5,106
5.53%, 12/1/2023 (c) (n)	5,200	5,103
CenterPoint Energy, Inc., 5.45%, 8/23/2023 (n)	1,950	1,943
Coca-Cola Co. (The), 5.55%, 7/17/2024 (n)	2,600	2,466
Commonwealth Bank of Australia, 5.93%, 7/22/2024 (n)	1,460	1,378
CRH America Finance, Inc., 5.61%, 9/22/2023 (n)	1,950	1,934
DNB Bank ASA, 5.75%, 3/25/2024 (n)	2,600	2,504
Dominion Energy, Inc.
5.57%, 8/29/2023 (n)	1,300	1,294
5.53%, 8/30/2023 (n)	1,300	1,294
E.ON SE, 5.52%, 8/14/2023 (n)	1,150	1,147
Entergy Corp., 5.52%, 8/17/2023 (n)	250	249
ERP Operating LP, 5.69%, 10/17/2023 (n)	2,600	2,568
Federation des Caisses Desjardins du Quebec, 5.53%, 10/12/2023 (n)	2,600	2,572
Fidelity National Information Services, Inc., 5.54%, 8/16/2023 (n)	1,000	998
Fidelity Nat'l Info., 0.00%, 8/31/2023 (n)	600	597
ING US Funding LLC, 5.66%, 12/14/2023 (n)	2,600	2,545
Lloyds Bank plc, 5.73%, 1/12/2024 (n)	2,600	2,534
Lsega Financing Plc, 5.56%, 9/20/2023 (n)	2,600	2,579
LVMH Moet Hennessy Louis Vuitton SE, 5.76%, 4/18/2024 (n)	2,600	2,495
Macquarie Bank Ltd., 5.93%, 5/17/2024 (n)	2,665	2,543
Mitsubishi Hc Financ Corp., 5.61%, 8/28/2023 (n)	2,600	2,589

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
MUFG Bank Ltd., 5.82%, 1/19/2024 (n)	1,240	1,207
National Bank of Canada
5.50%, 10/16/2023 (n)	1,124	1,111
5.81%, 2/26/2024 (n)	1,981	1,916
National Securities Clearing Corp., 5.45%, 10/18/2023 (n)	5,200	5,138
Natwest Markets Securities, Inc., 6.00%, 7/22/2024 (c) (n)	1,105	1,042
NextEra Energy Capital Holdings, Inc., 5.48%, 8/17/2023 (n)	1,950	1,945
NiSource, Inc., 5.36%, 8/2/2023 (n)	2,600	2,599
Nutrien Ltd., 5.53%, 8/31/2023 (n)	1,950	1,941
OGE Energy Corp., 5.44%, 8/3/2023 (n)	1,950	1,949
Parker-Hannifin Corp., 5.51%, 9/19/2023 (n)	1,300	1,290
Province of Alberta Canada, 5.43%, 10/12/2023 (n)	5,200	5,144
PSP Capital, Inc., 5.61%, 4/10/2024 (c) (n)	5,200	4,996
Reckitt Benckiser Treasury Services plc, 5.38%, 8/18/2023 (n)	2,600	2,593
RTX Corp., 5.43%, 8/21/2023 (n)	1,950	1,944
Ryder System, Inc., 5.36%, 8/1/2023 (n)	2,600	2,600
Skandinaviska Enskilda Banken AB, 5.80%, 3/26/2024 (n)	2,600	2,503
Societe Generale SA, 5.58%, 11/10/2023 (n)	2,600	2,559
Standard Chartered Bank, 5.93%, 7/15/2024 (n)	2,600	2,456
Sumitomo Mitsui Trust Bank Ltd., 5.55%, 10/10/2023 (n)	1,100	1,088
Suncor Energy, Inc.
5.42%, 8/2/2023 (n)	1,400	1,400
5.65%, 9/20/2023 (n)	360	357
Svenska Handelsbanken AB, 5.74%, 6/18/2024 (n)	2,600	2,469
Tampa Electric Co., 5.54%, 8/14/2023 (n)	1,500	1,497
Telstra Group Ltd., 5.57%, 10/10/2023 (n)	2,600	2,572
TransCanada PipeLines Ltd., 5.72%, 9/27/2023 (n)	1,950	1,932
Union Electric Co., 5.43%, 8/23/2023 (n)	2,600	2,591
Total Commercial Paper (Cost $120,025)		119,983
	SHARES (000)
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (k) (o) (Cost $81,263)	81,255	81,271
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (k) (o)	13,756	13,759
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (k) (o)	3,078	3,078
Total Investment of Cash Collateral from Securities Loaned (Cost $16,836)		16,837
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills
5.27%, 9/12/2023 (n)	5,250	5,218

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
5.35%, 11/14/2023 (n)	5,300	5,219
5.38%, 1/11/2024 (n)	5,350	5,222
Total U.S. Treasury Obligations (Cost $15,660)		15,659
Total Short-Term Investments (Cost $244,184)		244,150
Total Investments — 99.9% (Cost $2,905,732)		3,268,023
Assets in Excess of Other Liabilities — 0.1%		3,303
NET ASSETS — 100.0%		3,271,326

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CVA	Dutch Certification
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $16,248.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,253.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at July 31, 2023 is $5,060 or 0.15% of the Fund’s net assets as of July 31, 2023.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2023.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2023.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2023.

(j)	Defaulted security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	The rate shown is the effective yield as of July 31, 2023.
(o)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	12.7%
Banks	10.1
Fixed Income	8.5
Capital Markets	5.5
Semiconductors & Semiconductor Equipment	4.7
Software	3.4
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	2.4
Insurance	2.4
Technology Hardware, Storage & Peripherals	2.4
Broadline Retail	2.0
U.S. Treasury Notes	1.9
Health Care Providers & Services	1.8
Interactive Media & Services	1.7
Biotechnology	1.6
Financial Services	1.6
Hotels, Restaurants & Leisure	1.5
Electric Utilities	1.5
Beverages	1.2
Chemicals	1.1
Machinery	1.1
Ground Transportation	1.1
Specialty Retail	1.0
Health Care Equipment & Supplies	1.0
Consumer Staples Distribution & Retail	1.0
Others (each less than 1.0%)	16.0
Short-Term Investments	7.5
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	39	09/07/2023	EUR	4,969	45
Euro-BTP	45	09/07/2023	EUR	5,739	4
Euro-Buxl 30 Year Bond	2	09/07/2023	EUR	296	(3)
Euro-OAT	77	09/07/2023	EUR	10,795	(139)
Euro-Schatz	224	09/07/2023	EUR	25,870	47
TOPIX Index	615	09/07/2023	JPY	100,767	5,426
S&P / TSX 60 Index	128	09/14/2023	CAD	24,081	771
Australia 10 Year Bond	8	09/15/2023	AUD	623	(2)
MSCI EAFE E-Mini Index	740	09/15/2023	USD	81,622	2,677
MSCI Emerging Markets E-Mini Index	632	09/15/2023	USD	33,319	678
S&P 500 E-Mini Index	1,570	09/15/2023	USD	362,356	21,481
3 Month Euro Euribor	70	09/18/2023	EUR	18,505	6
Foreign Exchange EUR / USD	413	09/18/2023	USD	56,898	1,084
3 Month SONIA	127	09/19/2023	GBP	38,656	22
Foreign Exchange CAD / USD	447	09/19/2023	USD	33,921	434
U.S. Treasury 10 Year Note	7,613	09/20/2023	USD	848,612	(16,239)
U.S. Treasury 10 Year Ultra Note	1,636	09/20/2023	USD	191,540	(2,932)
U.S. Treasury Ultra Bond	446	09/20/2023	USD	59,109	(1,081)
Long Gilt	49	09/27/2023	GBP	6,045	39
3 Month Euro Euribor	134	06/16/2025	EUR	35,741	16
3 Month Euro Euribor	95	12/15/2025	EUR	25,371	(28)
					12,306
Short Contracts
Euro-Bund	(80)	09/07/2023	EUR	(11,698)	121
Japan 10 Year Bond	(10)	09/12/2023	JPY	(10,322)	69
Australia 3 Year Bond	(12)	09/15/2023	AUD	(854)	2
Foreign Exchange GBP / USD	(222)	09/18/2023	USD	(17,813)	(174)
Foreign Exchange JPY / USD	(441)	09/18/2023	USD	(39,042)	(140)
U.S. Treasury 10 Year Ultra Note	(25)	09/20/2023	USD	(2,927)	38
U.S. Treasury 2 Year Note	(89)	09/29/2023	USD	(18,073)	273
U.S. Treasury 5 Year Note	(135)	09/29/2023	USD	(14,429)	139
3 Month Euro Euribor	(70)	12/18/2023	EUR	(18,494)	(7)
3 Month SOFR	(147)	06/18/2024	USD	(34,857)	5
3 Month Euro Euribor	(134)	12/16/2024	EUR	(35,649)	(30)
					296
					12,602

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TOPIX	Tokyo Stock Price Index

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
TSX	Toronto Stock Exchange
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of July 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	2,434	USD	1,612	Citibank, NA	8/3/2023	23
AUD	1,324	USD	882	Morgan Stanley	8/3/2023	8
CAD	1,030	USD	777	HSBC Bank, NA	8/3/2023	4
CAD	2,702	USD	2,037	Morgan Stanley	8/3/2023	12
EUR	10,012	USD	10,879	HSBC Bank, NA	8/3/2023	129
EUR	10,509	USD	11,465	Standard Chartered Bank	8/3/2023	90
GBP	1,528	USD	1,953	State Street Corp.	8/3/2023	9
JPY	4,658,543	USD	32,340	BNP Paribas	8/3/2023	410
USD	25,776	EUR	23,413	Morgan Stanley	8/3/2023	31
USD	5,356	EUR	4,821	State Street Corp.	8/3/2023	55
USD	10,608	JPY	1,477,490	HSBC Bank, NA	8/3/2023	221
AUD	3,758	USD	2,519	HSBC Bank, NA	9/5/2023	9
CAD	3,732	USD	2,826	BNP Paribas	9/5/2023	5
JPY	2,070,882	USD	14,622	BNP Paribas	9/5/2023	20
USD	6,150	GBP	4,783	HSBC Bank, NA	9/5/2023	11
USD	427	SEK	4,483	Barclays Bank plc	9/5/2023	1
Total unrealized appreciation						1,038
EUR	7,713	USD	8,652	State Street Corp.	8/3/2023	(171)
GBP	4,783	USD	6,149	HSBC Bank, NA	8/3/2023	(11)
GBP	1,791	USD	2,304	State Street Corp.	8/3/2023	(5)
SEK	4,483	USD	426	Barclays Bank plc	8/3/2023	(1)
USD	2,516	AUD	3,758	HSBC Bank, NA	8/3/2023	(9)
USD	2,825	CAD	3,731	BNP Paribas	8/3/2023	(5)
USD	1,247	GBP	984	Barclays Bank plc	8/3/2023	(15)
USD	773	GBP	612	BNP Paribas	8/3/2023	(12)
USD	8,212	GBP	6,506	HSBC Bank, NA	8/3/2023	(139)
USD	14,547	JPY	2,070,882	BNP Paribas	8/3/2023	(11)
USD	7,720	JPY	1,110,171	Citibank, NA	8/3/2023	(84)
USD	412	SEK	4,483	BNP Paribas	8/3/2023	(14)
EUR	23,413	USD	25,817	Morgan Stanley	9/5/2023	(27)
EUR	600	USD	667	Royal Bank of Canada	9/5/2023	(6)
JPY	169,978	USD	1,203	Citibank, NA	9/5/2023	(1)
Total unrealized depreciation						(511)
Net unrealized appreciation						527

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$17,876	$1,287	$19,163
Collateralized Mortgage Obligations	—	— (a)	—	— (a)
Commercial Mortgage-Backed Securities	—	4,658	—	4,658
Common Stocks
Australia	220	11,804	—	12,024
Austria	—	235	—	235
Belgium	—	4,711	—	4,711
Brazil	7,345	42	—	7,387
Burkina Faso	—	28	—	28
Canada	24,910	—	—	24,910
Chile	615	52	—	667
China	11,624	40,288	—	51,912
Denmark	—	12,645	—	12,645
Finland	—	1,080	—	1,080
France	—	84,563	—	84,563
Germany	—	45,689	—	45,689
Greece	—	495	—	495
Hong Kong	21	14,370	—	14,391
Hungary	—	560	—	560
India	18,921	—	—	18,921
Indonesia	—	8,015	—	8,015
Ireland	682	12	—	694
Israel	172	417	—	589
Italy	—	3,424	—	3,424
Japan	20	67,430	—	67,450
Jordan	—	28	—	28
Luxembourg	—	146	—	146
Macau	—	726	—	726
Mexico	14,381	—	—	14,381
Netherlands	221	38,761	—	38,982
New Zealand	—	253	—	253
Norway	—	609	—	609
Peru	1,285	—	—	1,285
Poland	—	788	—	788
Portugal	—	175	—	175
Russia	—	—	31	31
Saudi Arabia	—	1,871	—	1,871
Singapore	197	15,824	—	16,021
South Africa	2,704	3,765	—	6,469
South Korea	—	31,649	—	31,649
Spain	—	8,897	—	8,897

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Sweden	$—	$13,814	$—	$13,814
Switzerland	121	11,768	—	11,889
Taiwan	30,488	14,967	—	45,455
Thailand	1,332	1,539	—	2,871
United Arab Emirates	—	—	—(b )	—(b )
United Kingdom	1,875	53,059	—	54,934
United States	851,553	33,466	296	885,315
Total Common Stocks	968,687	527,965	327	1,496,979
Convertible Preferred Stocks	—	—	592	592
Corporate Bonds	—	731,658	—	731,658
Exchange-Traded Funds	8,821	—	—	8,821
Foreign Government Securities	—	415,258	—	415,258
Investment Companies	277,430	—	—	277,430
Loan Assignments	—	—	807	807
Preferred Stocks	—	—	33	33
Rights	—	—	22	22
Supranational	—	6,263	—	6,263
U.S. Treasury Obligations	—	62,168	—	62,168
Warrants	—	—	21	21
Short-Term Investments
Certificates of Deposits	—	10,400	—	10,400
Commercial Paper	—	119,983	—	119,983
Investment Companies	81,271	—	—	81,271
Investment of Cash Collateral from Securities Loaned	16,837	—	—	16,837
U.S. Treasury Obligations	—	15,659	—	15,659
Total Short-Term Investments	98,108	146,042	—	244,150
Total Investments in Securities	$1,353,046	$1,911,888	$3,089	$3,268,023
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,038	$—	$1,038
Futures Contracts	33,375	2	—	33,377
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(511)	—	(511)
Futures Contracts	(20,773)	(2)	—	(20,775)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$12,602	$527	$—	$13,129

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$—	$130,414	$—	$—	$(620)	$129,794	20,801	$601	$—
JPMorgan Income Fund Class R6 Shares (a)	146,493	5,989	5,256	(447)	857	147,636	18,048	5,990	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	282,824	2,208,691	2,410,310	67	(1)	81,271	81,255	3,957	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	45,756	210,000	242,000	7	(4)	13,759	13,756	1,036	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	5,399	137,028	139,349	—	—	3,078	3,078	158	—
Total	$480,472	$2,692,122	$2,796,915	$(373)	$232	$375,538		$11,742	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.